UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza
1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Robert Olson, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Cynthia Beyea Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006-1110
Registrant's telephone number, including area code:		(888) 736-2878

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2025 through June 30, 2025, are filed herewith.

TABLE OF CONTENTS

M Capital Appreciation Fund MFCPX

M International Equity Fund MBEQX

M Large Cap Growth Fund MTCGX

M Large Cap Value Fund MBOVX

M Capital Appreciation Fund

MFCPX

Semi-Annual Shareholder Report June 30, 2025

This Semi-Annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$224,408,483
# of Portfolio Holdings	143
Portfolio Turnover Rate	18%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Industrials	33.4%
Information Technology	22.0%
Health Care	15.3%
Financials	9.3%
Materials	6.1%
Consumer Discretionary	5.5%
Energy	2.7%
Communication Services	2.4%
Real Estate	1.4%
Consumer Staples	1.4%

Ten Largest Equity Portfolio Holdings (%)

FTAI Aviation Ltd.	2.7%
Carpenter Technology Corp.	2.7%
ATI, Inc.	2.6%
Jabil, Inc.	1.9%
MRC Global, Inc.	1.8%
Flex Ltd.	1.6%
XPO, Inc.	1.5%
Granite Construction, Inc.	1.5%
Eagle Materials, Inc.	1.4%
Builders FirstSource, Inc.	1.4%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Capital Appreciation Fund

Semi-Annual Shareholder Report June 30, 2025

MFCPX

M International Equity Fund

MBEQX

Semi-Annual Shareholder Report June 30, 2025

This Semi-Annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2025 to June 30, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$275,469,159
# of Portfolio Holdings	1,846
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	31.9%
Banks	7.9%
Oil, Gas and Consumable Fuels	4.5%
Insurance	3.7%
Pharmaceuticals	3.6%
Metals and Mining	3.3%
Machinery	2.7%
Chemicals	2.2%
Capital Markets	1.9%
Semiconductors and Semiconductor Equipment	1.6%

Footnote	Description
Footnote*	Other Investment Companies is the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.0%
Japan	14.3%
United Kingdom	8.2%
Canada	7.7%
Switzerland	5.7%
Germany	5.5%
France	5.5%
Australia	4.1%
Italy	2.4%
Netherlands	2.3%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M International Equity Fund

Semi-Annual Shareholder Report June 30, 2025

MBEQX

M Large Cap Growth Fund

MTCGX

Semi-Annual Shareholder Report June 30, 2025

This Semi-Annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$294,772,977
# of Portfolio Holdings	100
Portfolio Turnover Rate	84%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Information Technology	48.3%
Communication Services	14.1%
Consumer Discretionary	13.4%
Health Care	7.5%
Financials	5.9%
Industrials	4.3%
Consumer Staples	3.8%
Materials	1.1%
Utilities	0.2%
Energy	0.1%

Ten Largest Equity Portfolio Holdings (%)

Microsoft Corp.	10.6%
NVIDIA Corp.	8.9%
Apple, Inc.	7.3%
Amazon.com, Inc.	6.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	3.9%
Costco Wholesale Corp.	2.3%
Ameriprise Financial, Inc.	2.2%
Spotify Technology SA	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the above changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.

Effective May 1, 2025, Federated MDTA LLC replaced DSM Capital Partners LLC as the Sub-Adviser for the Fund. In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Growth Fund

Semi-Annual Shareholder Report June 30, 2025

MTCGX

M Large Cap Value Fund

MBOVX

Semi-Annual Shareholder Report June 30, 2025

This Semi-Annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$159,680,657
# of Portfolio Holdings	224
Portfolio Turnover Rate	36%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Financials	33.3%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Staples	6.0%
Consumer Discretionary	6.0%
Information Technology	6.0%
Energy	5.3%
Materials	3.7%
Utilities	3.4%

Ten Largest Equity Portfolio Holdings (%)

JPMorgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.5%
Walt Disney Co.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.0%
Caterpillar, Inc.	2.0%
Verizon Communications, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Value Fund

Semi-Annual Shareholder Report June 30, 2025

MBOVX

(b)     Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is contained in the Financial Statements filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant's Financial Statements are included herein.

(b)  The Registrant's Financial Highlights are included as part of the Financial Statements under Item 7(a) of this report.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Financial Statements and Additional Information
June 30, 2025

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Value (Note 1)
	COMMON STOCKS—67.0%
	Australia—4.1%
3,859	AGL Energy Ltd.§	$24,796
5,193	ALS Ltd.§	58,450
101,642	AMP Ltd.§	84,310
2,155	Ampol Ltd.§	36,489
3,281	Ansell Ltd.§	65,416
12,134	ANZ Group Holdings Ltd.§	232,895
8,733	APA Group§	46,960
2,756	ARB Corp. Ltd.†,§	59,321
2,653	Aristocrat Leisure Ltd.§	113,807
492	ASX Ltd.§	22,590
10,882	Atlas Arteria Ltd.§	36,457
3,580	AUB Group Ltd.§	83,616
51,152	Aurizon Holdings Ltd.§	102,013
9,438	Bank of Queensland Ltd.§	48,330
57,818	Beach Energy Ltd.§	50,190
6,079	Bendigo & Adelaide Bank Ltd.§	50,576
21,786	BHP Group Ltd.†,§	523,616
7,612	BHP Group Ltd., ADR†	366,061
12,902	BHP Group Ltd., Class DI†,§	309,911
3,458	BlueScope Steel Ltd.§	52,879
13,591	Brambles Ltd.§	209,504
3,529	Breville Group Ltd.†,§	68,504
3,417	Brickworks Ltd.§	77,368
8,295	Capricorn Metals Ltd.§,*	53,026
1,476	CAR Group Ltd.§	36,356
14,226	Challenger Ltd.§	75,672
18,979	Champion Iron Ltd.†,§	52,096
27,200	Cleanaway Waste Management Ltd.§	48,699
370	Cochlear Ltd.§	73,162
3,543	Codan Ltd.§	46,899
9,946	Coles Group Ltd.§	136,435
5,905	Commonwealth Bank of Australia§	718,074
3,756	Computershare Ltd.§	98,620
2,821	Corporate Travel Management Ltd.†,§	25,718
1,322	CSL Ltd.§	208,380
1,480	Dicker Data Ltd.†,§	7,861
1,700	Domino's Pizza Enterprises Ltd.†,§	21,562
25,989	Downer EDI Ltd.§	108,137
31,061	Dyno Nobel Ltd.§	55,029
5,649	Eagers Automotive Ltd.†,§	64,882
19,239	Emerald Resources NL†,*,§	50,421
Shares		Value (Note 1)
	Australia (Continued)
16,177	Endeavour Group Ltd.§,†	$42,697
16,713	Evolution Mining Ltd.§	87,169
3,089	EVT Ltd.§	33,853
6,090	Flight Centre Travel Group Ltd.†,§	50,027
14,861	Fortescue Ltd.†,§	149,554
8,705	Genesis Minerals Ltd.†,*,§	25,071
23,516	Gold Road Resources Ltd.§	51,018
10,061	Harvey Norman Holdings Ltd.†,§	34,899
1,274	HUB24 Ltd.§	74,785
2,262	IDP Education Ltd.†,§	5,450
6,212	IGO Ltd.†,§	17,065
18,310	Insignia Financial Ltd.§,*	43,749
21,084	Insurance Australia Group Ltd.§	125,315
1,024	IRESS Ltd.§	5,392
3,201	James Hardie Industries PLC, CDI§,*	88,362
1,186	JB Hi-Fi Ltd.§	86,144
23,335	Judo Capital Holdings Ltd.§,*	24,039
21,267	Lendlease Corp. Ltd.§	75,353
14,208	Lottery Corp. Ltd.§,†	49,843
2,708	Lovisa Holdings Ltd.†,§	56,470
4,957	Lynas Rare Earths Ltd.†,*,§	28,186
753	Macquarie Group Ltd.§	113,375
361	Macquarie Technology Group Ltd.§,*	15,811
16,327	Medibank Pvt Ltd.§	54,349
2,379	Megaport Ltd.*,§	22,613
38,904	Metcash Ltd.†,§	100,119
1,895	Mineral Resources Ltd.†,*,§	26,895
24,451	Myer Holdings Ltd.§	9,737
17,079	National Australia Bank Ltd.†,§	442,473
1,533	Netwealth Group Ltd.§	34,029
27,710	New Hope Corp. Ltd.†,§	67,449
1,909	NEXTDC Ltd.†,*,§	18,221
16,970	nib holdings Ltd.†,§	79,080
76,777	Nickel Industries Ltd.§	35,125
51,876	Nine Entertainment Co. Holdings Ltd.§	55,487
7,979	Northern Star Resources Ltd.§	98,690
6,210	Orica Ltd.§	79,665
10,325	Origin Energy Ltd.§	73,330
52,226	Orora Ltd.§	64,969
2,144	Perpetual Ltd.†,§	25,487
55,296	Perseus Mining Ltd.§	126,007

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Australia (Continued)
4,897	PEXA Group Ltd.†,*,§	$43,836
13,508	Pilbara Minerals Ltd.†,*,§	11,871
3,395	Premier Investments Ltd.†,§	45,234
573	Pro Medicus Ltd.†,§	107,531
5,039	Qantas Airways Ltd.§	35,624
13,764	QBE Insurance Group Ltd.§	211,915
9,918	Qube Holdings Ltd.§	27,941
60,869	Ramelius Resources Ltd.†,§	102,572
1,823	Ramsay Health Care Ltd.†,§	44,024
355	REA Group Ltd.†,§	56,195
2,536	Reece Ltd.†,§	23,954
5,440	Regis Healthcare Ltd.§	28,072
24,674	Regis Resources Ltd.*,§	72,477
29,575	Reliance Worldwide Corp. Ltd.§	79,816
3,221	Rio Tinto Ltd.†,§	227,129
11,418	Sandfire Resources Ltd.*,§	84,820
40,802	Santos Ltd.§	205,279
1,678	SEEK Ltd.†,§	26,564
1,582	SGH Ltd.§	56,306
57,922	Sigma Healthcare Ltd.†,§	113,847
3,115	Sims Ltd.†,§	31,453
3,263	Sonic Healthcare Ltd.§	57,536
31,643	South32 Ltd.§	60,658
13,307	Stanmore Resources Ltd.§	16,380
8,695	Steadfast Group Ltd.§	34,396
7,603	Suncorp Group Ltd.§	108,143
9,441	Super Retail Group Ltd.§	88,488
3,536	Technology One Ltd.§	95,453
24,644	Telstra Group Ltd.§	78,504
2,964	TPG Telecom Ltd.†,§	10,398
12,697	Transurban Group§	116,910
3,558	Treasury Wine Estates Ltd.†,§	18,297
3,389	Tuas Ltd.§,*	13,242
154,114	Vault Minerals Ltd.§,*	43,270
30,432	Ventia Services Group Pty. Ltd.§	103,757
37,802	Viva Energy Group Ltd.§,#	53,746
6,549	Wesfarmers Ltd.§	365,320
29,236	West African Resources Ltd.*,§	44,689
15,208	Westpac Banking Corp.§	338,945
26,898	Whitehaven Coal Ltd.†,§	96,140
679	WiseTech Global Ltd.§	48,733
20,617	Woodside Energy Group Ltd.†,§	317,741
1,661	Woodside Energy Group Ltd., ADR†	25,629
5,982	Woolworths Group Ltd.†,§	122,491
Shares		Value (Note 1)
	Australia (Continued)
3,162	Worley Ltd.§	$27,225
784	Xero Ltd.§,*	92,788
6,051	Yancoal Australia Ltd.†,§	22,987
		11,340,766
	Austria—0.5%
1,865	ANDRITZ AG§	138,487
2,872	BAWAG Group AG§,#	366,075
1,666	Erste Group Bank AG§	141,602
799	EVN AG§	22,011
2,065	OMV AG§	112,258
3,082	Raiffeisen Bank International AG§	93,768
527	Strabag SE, Bearer Shares§	50,223
3,952	Telekom Austria AG§	44,940
1,754	UNIQA Insurance Group AG§	23,737
470	Verbund AG§	36,096
1,541	Vienna Insurance Group AG Wiener Versicherung Gruppe§	79,256
3,281	voestalpine AG§	92,212
4,209	Wienerberger AG§	156,425
		1,357,090
	Belgium—0.7%
831	Ackermans & van Haaren NV§	212,282
2,788	Ageas SA§	188,255
6,082	Anheuser-Busch InBev SA§	418,160
69	Argenx SE*,§	38,040
4,303	Azelis Group NV†,§	68,538
1,523	Colruyt Group NV§	65,878
174	D'ieteren Group§	37,361
224	Deme Group NV§	34,055
683	Elia Group SA†,§	78,615
3,096	KBC Group NV§	318,448
9	Lotus Bakeries NV§	86,706
1,271	Solvay SA§	43,907
1,351	Syensqo SA§	104,521
517	UCB SA§	101,570
		1,796,336
	Canada—7.7%
3,570	Agnico Eagle Mines Ltd.	424,872
9,562	Air Canada*	147,950
3,804	Alamos Gold, Inc., Class A	101,121
8,848	Algonquin Power & Utilities Corp.	50,665
5,591	Alimentation Couche-Tard, Inc.	277,918

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Canada (Continued)
3,374	AltaGas Ltd.	$97,943
785	Altus Group Ltd.	30,374
549	Andlauer Healthcare Group, Inc.	21,210
8,136	ARC Resources Ltd.	171,533
3,008	Aritzia, Inc.*	155,839
2,100	Atco Ltd., Class I	78,310
1,848	AtkinsRealis Group, Inc.	129,614
553	ATS Corp.*	17,637
909	ATS Corp.†,*	28,979
39,337	B2Gold Corp.	142,044
4,474	Bank of Montreal	495,811
7,207	Bank of Nova Scotia	398,522
12,490	Barrick Mining Corp.	260,042
1,119	Bausch & Lomb Corp.†,*	14,558
3,858	Bausch Health Cos., Inc.†,*	25,694
2,683	Bausch Health Cos., Inc.*	17,890
34,353	Baytex Energy Corp.	61,554
753	BCE, Inc.	16,700
1,150	Bombardier, Inc., Class B*	100,192
667	Boyd Group Services, Inc.	104,771
704	Brookfield Corp.†	43,542
1,680	Brookfield Corp.	103,977
1,054	Brookfield Infrastructure Corp., Class A†	43,846
700	Brookfield Infrastructure Corp., Class A	29,126
385	BRP, Inc.	18,688
555	BRP, Inc.†	26,901
2,527	CAE, Inc.†,*	73,965
520	Cameco Corp.	38,618
6,281	Canadian Imperial Bank of Commerce	445,839
2,655	Canadian National Railway Co.	276,540
17,284	Canadian Natural Resources Ltd.	543,239
261	Canadian Pacific Kansas City Ltd.	20,734
2,545	Canadian Pacific Kansas City Ltd.†	201,742
2,578	Canadian Tire Corp. Ltd., Class A	350,971
1,300	Canadian Utilities Ltd., Class A	35,971
3,694	Capital Power Corp.	148,655
10,798	Capstone Copper Corp.*	66,291
1,524	CCL Industries, Inc., Class B	88,872
523	Celestica, Inc.†,*	81,646
2,866	Celestica, Inc.*	447,784
16,868	Cenovus Energy, Inc.	229,455
100	CES Energy Solutions Corp.	487
Shares		Value (Note 1)
	Canada (Continued)
1,850	CGI, Inc.	$194,168
4,510	CI Financial Corp.	104,955
325	Colliers International Group, Inc.	42,523
389	Colliers International Group, Inc.†	50,780
122	Constellation Software, Inc.	447,344
3,054	Definity Financial Corp.	178,003
7,600	Denison Mines Corp.*	13,897
511	Descartes Systems Group, Inc.†,*	51,941
2,540	Dollarama, Inc.	357,885
9,286	Dundee Precious Metals, Inc.	149,203
2,100	E-L Financial Corp. Ltd.	24,905
9,101	Eldorado Gold Corp.*	185,171
2,063	Emera, Inc.	94,503
2,538	Empire Co. Ltd., Class A	105,322
3,107	Enbridge, Inc.†	140,809
5,120	Enbridge, Inc.	232,172
3,046	Endeavour Mining PLC	93,924
9,049	Equinox Gold Corp.*	52,032
112	Fairfax Financial Holdings Ltd.	202,163
6,541	Finning International, Inc.	279,653
9,374	First Majestic Silver Corp.	77,523
4,271	First Quantum Minerals Ltd.*	75,870
347	FirstService Corp.	60,553
2,782	Fortis, Inc.	132,833
743	Franco-Nevada Corp.	121,846
445	George Weston Ltd.	89,248
614	GFL Environmental, Inc.	30,982
6,200	Gibson Energy, Inc.	108,816
1,815	Gildan Activewear, Inc.†	89,371
571	Gildan Activewear, Inc.	28,136
543	Great-West Lifeco, Inc.	20,651
23,043	Hudbay Minerals, Inc.	244,496
1,698	Hydro One Ltd.#	61,187
1,315	iA Financial Corp., Inc.	144,165
34,100	IAMGOLD Corp.*	250,688
1,311	IGM Financial, Inc.	41,417
777	Imperial Oil Ltd.†	61,756
1,034	Imperial Oil Ltd.	82,143
788	Intact Financial Corp.	183,235
1,068	Ivanhoe Mines Ltd., Class A*	8,023
5,648	K92 Mining, Inc.*	63,707
4,859	Keyera Corp.	158,928
18,607	Kinross Gold Corp.	290,792
1,789	Linamar Corp.	85,131
953	Loblaw Cos. Ltd.	157,638

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Canada (Continued)
4,000	Lundin Gold, Inc.	$211,199
7,550	Lundin Mining Corp.	79,395
3,172	Magna International, Inc.	122,617
3,404	Manulife Financial Corp.	108,838
2,212	Maple Leaf Foods, Inc.	46,084
1,500	MDA Space Ltd.*	38,674
15,052	MEG Energy Corp.	284,405
1,000	Methanex Corp.	33,112
1,582	Metro, Inc.	124,271
3,586	National Bank of Canada	370,042
33,488	New Gold, Inc.*	166,085
500	North West Co., Inc.	17,724
9,492	Northland Power, Inc.	148,958
852	Nutrien Ltd.	49,647
4,647	Nutrien Ltd.†	270,641
13,467	OceanaGold Corp.	190,071
1,253	Open Text Corp.	36,612
5,045	Open Text Corp.†	147,314
1,875	OR Royalties, Inc.	48,192
2,072	Pan American Silver Corp.	58,793
2,884	Paramount Resources Ltd., Class A	45,894
7,127	Parkland Corp.	201,602
2,049	Pembina Pipeline Corp.	76,934
900	Pembina Pipeline Corp.†	33,759
11,030	Peyto Exploration & Development Corp.	157,542
1,500	Premium Brands Holdings Corp.	89,466
3,512	Quebecor, Inc., Class B	106,901
1,095	RB Global, Inc.	116,308
1,622	Restaurant Brands International, Inc.	107,574
3,924	Rogers Communications, Inc., Class B	116,387
9,360	Royal Bank of Canada	1,233,589
10,574	Sandstorm Gold Ltd.	99,396
2,504	Saputo, Inc.	51,248
700	Shopify, Inc., Class A*	80,736
6,303	South Bow Corp.†	163,311
488	South Bow Corp.	12,668
987	Spin Master Corp.#	16,750
900	Stantec, Inc.	97,889
1,800	Stella-Jones, Inc.	103,750
122	Strathcona Resources Ltd.	2,692
468	Sun Life Financial, Inc.†	31,099
3,765	Sun Life Financial, Inc.	250,521
15,768	Suncor Energy, Inc.	590,583
Shares		Value (Note 1)
	Canada (Continued)
4,123	TC Energy Corp.†	$201,161
5,557	Teck Resources Ltd., Class B	224,571
640	TFI International, Inc.	57,451
527	Thomson Reuters Corp.	105,986
1,730	TMX Group Ltd.	73,329
5,500	Torex Gold Resources, Inc.*	179,409
656	Toromont Industries Ltd.	58,959
8,394	Toronto-Dominion Bank	617,339
2,837	Tourmaline Oil Corp.	136,876
7,046	TransAlta Corp.	76,009
779	TransAlta Corp.†	8,405
1,600	Triple Flag Precious Metals Corp.	37,904
2,344	Vermilion Energy, Inc.	17,110
176	Victoria Gold Corp./Vancouver§,*	23
787	Waste Connections, Inc.	146,972
570	West Fraser Timber Co. Ltd.	41,799
160	West Fraser Timber Co. Ltd.†	11,728
346	Wheaton Precious Metals Corp.	31,115
33,764	Whitecap Resources, Inc.	226,870
24,398	Whitecap Resources, Inc.†	163,955
822	WSP Global, Inc.	167,672
		21,283,036
	Denmark—1.6%
5,110	ALK-Abello AS§,*	151,079
26,358	Alm Brand AS§	70,404
8,077	Ambu AS, Class B§	126,736
15	AP Moller—Maersk AS, Class A§	27,701
30	AP Moller—Maersk AS, Class B§	55,925
799	Carlsberg AS, Class B§	113,337
610	Coloplast AS, Class B§	58,055
4,232	Danske Bank AS§	172,541
3,204	Demant AS*,§	133,800
1,164	DSV AS§	279,615
348	Genmab AS§,*	72,009
8,387	H Lundbeck AS§	48,138
4,236	H Lundbeck AS, Class A§	20,428
5,888	ISS AS§	164,504
1,781	Jyske Bank AS, Registered§	180,203
2,216	NKT AS§,*	179,267
19,567	Novo Nordisk AS, Class B§	1,365,346
2,597	Novonesis Novozymes B, Class B§	186,480
723	Orsted AS*,§,#	31,043
1,052	Pandora AS§	184,648
1,113	Ringkjoebing Landbobank AS§	243,849

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Denmark (Continued)
1,580	Rockwool AS, Class A§	$73,570
2,710	Rockwool AS, Class B§	126,786
1,860	Royal Unibrew AS§	151,808
2,761	Tryg AS§	71,395
4,343	Vestas Wind Systems AS§	65,259
		4,353,926
	Finland—1.0%
4,024	Elisa OYJ§	224,146
3,644	Finnair OYJ†,§	11,527
6,074	Fortum OYJ§	113,848
2,640	Huhtamaki OYJ§	94,238
844	Kalmar OYJ , Class B§	35,889
2,475	Kesko OYJ, Class A§	59,518
8,405	Kesko OYJ, Class B§	207,479
2,610	Kone OYJ, Class B§	171,892
2,574	Konecranes OYJ§	204,472
10,101	Metso OYJ†,§	130,821
2,807	Neste OYJ§	37,878
14,164	Nokia OYJ§	73,244
16,750	Nokia OYJ, ADR†	86,765
24,517	Nordea Bank Abp§	364,562
727	Orion OYJ, Class A§	54,250
3,470	Orion OYJ, Class B§	261,192
17,450	Sampo OYJ, Class A§	187,195
14,366	Stora Enso OYJ, Class R†,§	155,758
2,814	UPM-Kymmene OYJ§	76,829
4,926	Valmet OYJ†,§	152,598
5,357	Wartsila OYJ Abp§	126,602
		2,830,703
	France—5.5%
1,828	Accor SA§	95,632
181	Aeroports de Paris SA†,§	22,718
971	Air France-KLM*,§	10,606
1,619	Air Liquide SA§	334,398
1,951	Airbus SE§	408,235
5,363	Alstom SA§,*	125,383
514	Amundi SA§,#	41,666
2,048	Arkema SA§	151,187
5,382	AXA SA§	264,532
4,908	Ayvens SA#,§	54,708
393	BioMerieux§	54,386
4,454	BNP Paribas SA§	401,169
3,266	Bollore SE§	20,522
Shares		Value (Note 1)
	France (Continued)
3,160	Bouygues SA§	$143,046
4,210	Bureau Veritas SA†,§	145,239
6,270	Canal & SA§	19,630
899	Capgemini SE§	153,872
8,303	Carrefour SA§	117,051
3,251	Cie de Saint-Gobain SA§	382,442
7,397	Cie Generale des Etablissements Michelin SCA§	275,238
3,850	Clariane SE*,§	23,625
4,277	Credit Agricole SA§	81,026
964	Danone SA§	78,762
85	Dassault Aviation SA§	30,120
1,320	Dassault Systemes SE§	47,847
1,478	Edenred SE§	45,841
1,771	Eiffage SA§	249,065
11,335	Elis SA†,§	325,623
14,139	Engie SA§	332,952
565	EssilorLuxottica SA§	155,211
1,472	Eurofins Scientific SE§,†	104,895
557	Euronext NV§,#	95,312
2,974	FDJ UNITED§,#	116,714
1,133	Gaztransport Et Technigaz SA§	224,898
3,075	Getlink SE§	59,429
155	Hermes International SCA§	420,517
585	Imerys SA§	19,284
319	Interparfums SA§	12,428
1,021	Ipsen SA§	121,728
3,076	JCDecaux SE§	56,252
570	Kering SA§	124,341
702	L'Oreal SA§	300,583
1,669	Legrand SA§	222,935
2,242	LVMH Moet Hennessy Louis Vuitton SE§	1,175,821
1,307	Nexans SA§	171,069
25,581	Orange SA§	390,507
659	Pernod Ricard SA§	65,828
579	Pluxee NV†,§	12,626
1,449	Publicis Groupe SA†,§	163,578
1,544	Renault SA§	71,255
10,305	Rexel SA§	318,007
1,748	Safran SA§	569,296
2,397	Sanofi SA§	231,928
124	Sartorius Stedim Biotech§	29,676
1,652	Schneider Electric SE§	440,519
6,876	SCOR SE§	227,365

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	France (Continued)
1,311	SEB SA§	$123,978
4,891	Societe Generale SA§	280,256
3,115	Sodexo SA§	191,702
505	Sopra Steria Group§	123,324
5,730	SPIE SA§	322,372
3,434	STMicroelectronics NV§	104,495
1,577	STMicroelectronics NV, Registered	47,957
6,187	Technip Energies NV§	260,776
2,518	Teleperformance SE§	244,494
505	Thales SA§	148,775
29,680	TotalEnergies SE§	1,825,538
9,802	Vallourec SACA§	181,464
3,558	Veolia Environnement SA§	126,924
2,551	Verallia SA§,#	84,744
3,910	Vinci SA§	577,163
65	Virbac SACA§	24,487
6,270	Vivendi SE§,*	21,656
2,202	Worldline SA†,*,#,§	9,314
		15,037,942
	Germany—5.2%
952	adidas AG§	221,911
787	Allianz SE, Registered§	318,869
1,264	Aurubis AG§	131,473
8,301	BASF SE§	409,443
10,754	Bayer AG, Registered§	323,374
3,115	Bayerische Motoren Werke AG§	276,738
2,301	Bechtle AG§	107,929
325	Beiersdorf AG§	40,824
4,639	Brenntag SE§	307,248
559	Carl Zeiss Meditec AG, Bearer Shares§	37,523
6,184	Commerzbank AG§	195,118
1,756	Continental AG§	153,233
1,507	Covestro AG§,*	107,225
1,318	CTS Eventim AG & Co. KGaA§	164,133
6,165	Daimler Truck Holding AG§	291,790
1,140	Delivery Hero SE*,#,§	30,866
11,171	Deutsche Bank AG, Registered§	331,430
800	Deutsche Bank AG, Registered	23,424
1,457	Deutsche Boerse AG§	475,423
9,773	Deutsche Lufthansa AG, Registered§	82,632
10,100	Deutsche Post AG§	466,878
37,807	Deutsche Telekom AG, Registered§	1,384,198
943	Deutsche Wohnen SE§	26,768
Shares		Value (Note 1)
	Germany (Continued)
816	DWS Group GmbH & Co. KGaA§,#	$48,280
13,790	E.ON SE§	253,915
4,656	Evonik Industries AG§	95,980
655	Fielmann Group AG§	43,744
1,717	Fraport AG Frankfurt Airport Services Worldwide§,*	129,341
5,080	Freenet AG§	165,821
2,203	Fresenius Medical Care AG§	126,312
3,220	Fresenius SE & Co. KGaA§	161,942
1,536	FUCHS SE§	63,723
3,208	GEA Group AG§	224,420
330	Hannover Rueck SE§	103,843
188	Hapag-Lloyd AG§,#	28,135
1,620	Heidelberg Materials AG§	380,609
844	Henkel AG & Co. KGaA§	61,141
1,340	Hensoldt AG§	153,878
204	HOCHTIEF AG§	40,191
10,112	Infineon Technologies AG§	430,273
3,794	KION Group AG§	211,235
919	Knorr-Bremse AG§	88,825
593	Krones AG§	97,792
2,150	LEG Immobilien SE§	190,749
6,218	Mercedes-Benz Group AG§	363,815
593	Merck KGaA§	76,794
142	MTU Aero Engines AG§	63,147
878	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered§	569,415
671	Nemetschek SE§	97,253
3,080	Nordex SE§,*	61,039
4,631	Puma SE§	126,443
2,143	Qiagen NV§,*	103,181
2,972	Qiagen NV†,*	142,834
125	Rational AG§	104,835
410	Rheinmetall AG§	867,444
1,496	RTL Group SA§	65,443
3,022	RWE AG§	126,287
2,092	SAP SE§	636,361
5,691	Schaeffler AG§	30,512
2,187	Siemens AG, Registered§	560,911
1,155	Siemens Energy AG§,*	133,475
1,389	Siemens Healthineers AG§,#	77,052
834	Sixt SE§	81,282
1,101	Symrise AG§	115,608
1,019	Talanx AG§	131,953

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Germany (Continued)
14,915	thyssenkrupp AG§	$160,165
18,848	TUI AG§,*	164,713
4,980	United Internet AG, Registered§	139,061
418	Volkswagen AG§	45,167
4,135	Vonovia SE§	145,652
615	Wacker Chemie AG§	44,946
5,112	Zalando SE§,*,#	168,308
		14,411,695
	Hong Kong—1.1%
61,800	AIA Group Ltd.§	555,753
7,800	ASMPT Ltd.§	57,215
47,611	Bank of East Asia Ltd.§	73,513
17,000	BOC Hong Kong Holdings Ltd.§	73,949
9,600	Budweiser Brewing Co. APAC Ltd.§,#	9,520
26,181	Cathay Pacific Airways Ltd.§	35,733
10,906	CK Asset Holdings Ltd.§	48,142
13,000	CK Hutchison Holdings Ltd.§	80,252
2,500	CK Infrastructure Holdings Ltd.§	16,555
6,500	CLP Holdings Ltd.§	54,754
8,000	Cowell e Holdings, Inc.§,*	27,799
36,000	CTF Services Ltd.§	34,184
17,600	ESR Group Ltd.§,*,#	29,147
98,000	First Pacific Co. Ltd.§	69,429
78,000	FIT Hon Teng Ltd.§,*,#	23,375
10,000	Galaxy Entertainment Group Ltd.§	44,497
20,000	Hang Lung Group Ltd.§	34,863
73,983	Hang Lung Properties Ltd.§	70,603
3,800	Hang Seng Bank Ltd.§	57,013
8,500	Henderson Land Development Co. Ltd.§	29,773
24,500	HK Electric Investments & HK Electric Investments Ltd.§	17,887
48,000	HKT Trust & HKT Ltd.§	71,682
44,457	Hong Kong & China Gas Co. Ltd.§	37,354
6,606	Hong Kong Exchanges & Clearing Ltd.§	353,457
10,000	Hysan Development Co. Ltd.§	17,984
11,500	Johnson Electric Holdings Ltd.§	31,665
26,500	Kerry Properties Ltd.§	68,464
22,500	KLN Logistics Group Ltd.§	21,805
9,991	Kowloon Development Co. Ltd.§	3,781
64,000	Man Wah Holdings Ltd.§	35,226
16,000	MGM China Holdings Ltd.§	26,205
Shares		Value (Note 1)
	Hong Kong (Continued)
6,185	MTR Corp. Ltd.§	$22,239
28,188	NagaCorp Ltd.§,*	12,790
44,000	NewOcean Energy Holdings Ltd.§,*	—
52,789	PCCW Ltd.§	35,871
6,000	Power Assets Holdings Ltd.§	38,564
4,800	PRADA SpA§	29,704
37,800	Samsonite Group SA§,#	69,989
9,600	Sands China Ltd.§	20,032
22,000	Shandong Hi-Speed Holdings Group Ltd.§,*	44,415
44,000	Shangri-La Asia Ltd.§	23,937
21,000	SITC International Holdings Co. Ltd.§	67,409
96,250	SJM Holdings Ltd.§,*	31,030
5,500	Sun Hung Kai Properties Ltd.§	63,154
23,000	SUNeVision Holdings Ltd.§	22,194
2,000	Swire Pacific Ltd., Class A§	17,154
6,200	Swire Properties Ltd.§	15,501
6,000	Techtronic Industries Co. Ltd.§	66,093
52,000	United Laboratories International Holdings Ltd.§	99,633
60,826	WH Group Ltd.§,#	58,581
12,000	Wharf Real Estate Investment Co. Ltd.§	33,983
27,200	Wynn Macau Ltd.§	18,820
60,310	Xinyi Glass Holdings Ltd.§	58,042
35,500	Yue Yuen Industrial Holdings Ltd.§	54,393
29,000	Zensun Enterprises Ltd.*	281
		3,015,388
	Ireland—0.2%
23,256	AIB Group PLC§	191,325
13,687	Bank of Ireland Group PLC§	195,315
602	Kerry Group PLC, Class A§	66,481
1,085	Kingspan Group PLC§	92,268
		545,389
	Israel—0.9%
182	AFI Properties Ltd.§,*	10,438
162	Africa Israel Residences Ltd.§	14,482
734	Airport City Ltd.§,*	13,469
160	Alrov Properties & Lodgings Ltd.§	10,634
2,317	Amot Investments Ltd.§	15,682
653	Argo Properties NV*,§	23,759
471	Ashtrom Group Ltd.§	10,731

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Israel (Continued)
2,639	Azorim-Investment Development & Construction Co. Ltd.§	$18,549
154	Azrieli Group Ltd.§	14,189
10,509	Bank Hapoalim BM§	201,825
16,904	Bank Leumi Le-Israel BM§	314,553
353	Bet Shemesh Engines Holdings 1997 Ltd.§,*	58,797
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	38,515
92	Big Shopping Centers Ltd.§,*	17,609
124	Blue Square Real Estate Ltd.§	14,313
238	Camtek Ltd.§,*	20,585
2,419	Carasso Motors Ltd.§	23,799
5,502	Cellcom Israel Ltd.§,*	44,682
1,006	Clal Insurance Enterprises Holdings Ltd.§	44,501
142	Danel Adir Yeoshua Ltd.§	20,295
260	Delek Automotive Systems Ltd.§	2,193
153	Delek Group Ltd.§	31,627
208	Delta Galil Ltd.§	11,050
4,033	Doral Group Renewable Energy Resources Ltd.*,§	18,355
5,933	El Al Israel Airlines§,*	23,283
37	Elbit Systems Ltd.	16,631
30	Electra Ltd.§	19,238
4,030	Energix-Renewable Energies Ltd.§	14,892
899	Enlight Renewable Energy Ltd.§,*	20,407
567	Equital Ltd.§,*	26,170
1	Fattal Holdings 1998 Ltd.§,*	174
699	First International Bank of Israel Ltd.§	50,606
153	Formula Systems 1985 Ltd.§	19,486
122	Formula Systems 1985 Ltd., ADR†	15,616
294	Fox Wizel Ltd.§	29,428
—	Gav-Yam Lands Corp. Ltd.§	—
2,147	Harel Insurance Investments & Financial Services Ltd.§	60,189
313	Hilan Ltd.§	26,595
1,012	ICL Group Ltd.§	6,933
1	Isracard Ltd.§	3
2,814	Israel Canada T.R Ltd.§	12,666
11,469	Israel Discount Bank Ltd., Class A§	114,364
50	Isras Investment Co. Ltd.§	14,224
302	Kenon Holdings Ltd.§	12,503
Shares		Value (Note 1)
	Israel (Continued)
955	Kvutzat Acro Ltd.§	$15,578
521	Lapidoth Capital Ltd.§	12,517
325	M Yochananof & Sons Ltd.§	29,762
267	Matrix IT Ltd.§	9,298
252	Mega Or Holdings Ltd.§	11,788
2,116	Meitav Investment House Ltd.§	46,514
526	Menora Mivtachim Holdings Ltd.§	41,482
8,220	Mivne Real Estate KD Ltd.§	30,788
1,572	Mizrahi Tefahot Bank Ltd.§	102,493
747	Next Vision Stabilized Systems Ltd.§	27,894
156	Nice Ltd.§,*	26,436
12	Nice Ltd., ADR*	2,027
130	Nova Ltd.§,*	36,861
130,510	Oil Refineries Ltd.§	35,196
1,226	One Software Technologies Ltd.§	31,609
1,134	OPC Energy Ltd.§,*	13,800
564	OY Nofar Energy Ltd.§,*	15,673
2,855	Partner Communications Co. Ltd.§	21,667
109	Paz Retail & Energy Ltd.§	19,934
3,099	Phoenix Financial Ltd.§	89,760
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	27,223
1,204	Retailors Ltd.§	23,287
1,415	Shapir Engineering & Industry Ltd.§	12,608
5,468	Shikun & Binui Ltd.§,*	27,450
11,929	Shikun & Binui Soltec Renewable Energy§,*	10,805
2,661	Shufersal Ltd.§	30,561
1,975	Tamar Petroleum Ltd.#,§	24,282
1,120	Tel Aviv Stock Exchange Ltd.§	21,660
473	Teva Pharmaceutical Industries Ltd.§,*	7,964
6,714	Teva Pharmaceutical Industries Ltd., ADR*	112,527
534	Tower Semiconductor Ltd.*	23,149
2,836	Veridis Environment Ltd.*,§	22,398
171	YH Dimri Construction & Development Ltd.§	18,668
		2,461,699
	Italy—2.4%
62,353	A2A SpA§	167,866
2,124	ACEA SpA§	51,398
2,261	Amplifon SpA†,§	53,146

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Italy (Continued)
4,544	Azimut Holding SpA§	$145,550
1,967	Banca Generali SpA§	109,357
2,764	Banca Mediolanum SpA§	47,621
31,942	Banca Monte dei Paschi di Siena SpA§	271,864
14,817	Banca Popolare di Sondrio SpA§	206,044
14,608	Banco BPM SpA†,§	170,633
22,573	BPER Banca SpA§	205,258
1,134	Brunello Cucinelli SpA§	137,833
1,815	Buzzi SpA§	100,660
3,914	Credito Emiliano SpA§	57,835
1,103	De' Longhi SpA§	37,041
80,669	Enel SpA§	765,643
21,244	Eni SpA§	344,085
607	Ferrari NV§	297,609
5,782	FinecoBank Banca Fineco SpA§	128,338
1,796	Generali§	63,929
30,199	Hera SpA†,§	145,944
1,311	Interpump Group SpA†,§	54,598
37,367	Intesa Sanpaolo SpA§	215,395
17,564	Iren SpA§	54,214
16,195	Italgas SpA†,§	137,678
7,657	Iveco Group NV§	150,690
931	Leonardo SpA†,§	52,501
737	Lottomatica Group SpA§	20,458
3,294	Mediobanca Banca di Credito Finanziario SpA†,§	76,608
1,371	Moncler SpA§	78,278
20,578	Nexi SpA†,#,§	123,043
15,698	Pirelli & C SpA§,#	108,277
2,463	Poste Italiane SpA§,#	52,931
1,227	Prysmian SpA§	86,527
570	Recordati Industria Chimica e Farmaceutica SpA§	35,862
624	Reply SpA§	107,788
55,163	Saipem SpA†,§	151,133
13,537	Snam SpA§	82,221
756	SOL SpA§	42,841
15,357	Stellantis NV†,§	153,997
3,568	Stellantis NV†	35,787
380,258	Telecom Italia SpA§,*	187,562
1,807	Tenaris SA§	33,752
582	Tenaris SA, ADR	21,767
5,987	Terna—Rete Elettrica Nazionale†,§	61,582
9,946	UniCredit SpA§	667,079
Shares		Value (Note 1)
	Italy (Continued)
12,855	Unipol Assicurazioni SpA§	$254,875
12,239	Webuild SpA†,§	51,865
		6,606,963
	Japan—14.3%
2,500	77 Bank Ltd.§	84,966
800	ABC-Mart, Inc.§	16,444
3,100	ADEKA Corp.§	59,131
4,000	Advantest Corp.§	296,303
4,000	Aeon Co. Ltd.†,§	122,682
300	Aeon Mall Co. Ltd.§,*	6,006
2,600	AGC, Inc.†,§	76,075
1,300	Ai Holdings Corp.§	21,152
2,500	Aica Kogyo Co. Ltd.§	62,397
900	Ain Holdings, Inc.§	33,967
3,100	Air Water, Inc.§	46,218
5,100	Aisin Corp.§	65,060
4,600	Ajinomoto Co., Inc.§	122,769
1,400	Alfresa Holdings Corp.§	19,121
8,800	Alps Alpine Co. Ltd.§	94,441
2,700	Amada Co. Ltd.§	29,420
1,900	Amano Corp.§	58,986
1,100	Amvis Holdings, Inc.§	3,686
1,600	ANA Holdings, Inc.§	31,356
1,800	Aozora Bank Ltd.†,§	26,941
1,900	Arcs Co. Ltd.§	39,403
2,000	ARE Holdings, Inc.§	24,978
1,600	Artience Co. Ltd.†,§	33,368
2,200	As One Corp.§	38,052
7,500	Asahi Group Holdings Ltd.§	100,377
1,600	Asahi Intecc Co. Ltd.§	25,296
15,000	Asahi Kasei Corp.§	106,551
4,400	Asics Corp.§	112,401
1,400	ASKUL Corp.§	14,938
10,200	Astellas Pharma, Inc.§	100,016
1,800	AZ-COM MARUWA Holdings, Inc.§	12,760
4,400	Azbil Corp.§	41,747
2,900	Bandai Namco Holdings, Inc.§	103,815
1,000	BayCurrent, Inc.§	51,517
600	Belc Co. Ltd.§	30,863
3,800	Bic Camera, Inc.§	43,640
900	BIPROGY, Inc.§	37,564
4,300	Bridgestone Corp.†,§	175,595
2,300	Brother Industries Ltd.§	39,597

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,800	Bunka Shutter Co. Ltd.§	$29,519
400	C Uyemura & Co. Ltd.§	25,633
500	Calbee, Inc.§	9,520
500	Canon Marketing Japan, Inc.†,§	18,327
3,700	Canon, Inc.†,§	107,168
2,100	Capcom Co. Ltd.§	71,694
2,700	Casio Computer Co. Ltd.§	20,621
2,500	Central Japan Railway Co.§	55,993
3,700	Chiba Bank Ltd.§	34,094
3,800	Chubu Electric Power Co., Inc.§	46,991
3,600	Chugai Pharmaceutical Co. Ltd.§	188,185
5,900	Chugin Financial Group, Inc.§	71,217
6,100	Chugoku Electric Power Co., Inc.†,§	30,129
700	Chugoku Marine Paints Ltd.§	13,160
8,700	Citizen Watch Co. Ltd.§	51,451
3,000	CKD Corp.§	54,582
1,200	Coca-Cola Bottlers Japan Holdings, Inc.§	19,377
2,500	Colowide Co. Ltd.§	32,922
900	COMSYS Holdings Corp.§	20,814
8,000	Concordia Financial Group Ltd.§	51,734
1,000	Cosmo Energy Holdings Co. Ltd.§	42,699
400	Cosmos Pharmaceutical Corp.§	25,398
4,800	Create Restaurants Holdings, Inc.§	47,428
1,700	Create SD Holdings Co. Ltd.§	37,780
3,600	CyberAgent, Inc.§	41,240
1,300	Cybozu, Inc.§	33,641
1,500	Dai Nippon Printing Co. Ltd.§	22,736
1,000	Dai-Dan Co. Ltd.§	30,859
24,000	Dai-ichi Life Holdings, Inc.§	181,417
7,800	Daicel Corp.§	65,225
5,600	Daido Steel Co. Ltd.§	38,550
1,800	Daifuku Co. Ltd.§	46,531
700	Daihen Corp.§	30,894
1,900	Daiichi Sankyo Co. Ltd.§	44,243
4,200	Daiichikosho Co. Ltd.§	47,346
1,300	Daikin Industries Ltd.§	153,580
300	Daikokutenbussan Co. Ltd.†,§	14,612
4,000	Daio Paper Corp.§	22,146
2,280	Daiseki Co. Ltd.†,§	55,015
2,800	Daishi Hokuetsu Financial Group, Inc.§	64,495
600	Daito Trust Construction Co. Ltd.§	65,400
5,900	Daiwa House Industry Co. Ltd.§	203,262
4,700	Daiwa Securities Group, Inc.§	33,428
Shares		Value (Note 1)
	Japan (Continued)
4,300	Daiwabo Holdings Co. Ltd.§	$77,427
5,300	DCM Holdings Co. Ltd.§	48,982
3,700	Denka Co. Ltd.†,§	50,674
11,300	Denso Corp.§	152,398
900	Dentsu Group, Inc.†,§	19,970
400	Dentsu Soken, Inc.§	18,621
3,000	Dexerials Corp.§	46,186
3,600	DIC Corp.§	72,185
500	Disco Corp.§	147,944
4,100	DMG Mori Co. Ltd.†,§	93,816
2,500	Dowa Holdings Co. Ltd.§	80,788
1,500	DTS Corp.§	53,675
3,300	East Japan Railway Co.§	71,218
5,500	Ebara Corp.†,§	105,446
2,100	EDION Corp.§	30,734
1,400	Eisai Co. Ltd.§	40,216
2,900	Elecom Co. Ltd.§	36,359
3,100	Electric Power Development Co. Ltd.§	52,824
37,400	ENEOS Holdings, Inc.§	184,593
1,000	Exedy Corp.§	28,593
8,600	EXEO Group, Inc.§	109,395
2,300	Ezaki Glico Co. Ltd.§	73,596
1,300	FANUC Corp.§	35,363
1,000	Fast Retailing Co. Ltd.§	342,674
1,600	Food & Life Cos. Ltd.§	77,932
1,400	FP Corp.§	25,797
900	Fuji Co. Ltd.†,§	12,425
3,300	Fuji Corp.†,§	61,381
1,400	Fuji Electric Co. Ltd.§	64,277
500	Fuji Kyuko Co. Ltd.§	7,218
700	Fuji Oil Co. Ltd.§	13,731
1,900	Fuji Seal International, Inc.§	36,706
2,800	FUJIFILM Holdings Corp.§	60,843
2,300	Fujikura Ltd.§	120,859
900	Fujimi, Inc.§	12,729
7,700	Fujitsu Ltd.§	187,080
400	Fukuda Denshi Co. Ltd.§	19,419
1,200	Fukuoka Financial Group, Inc.§	31,958
600	Fukuyama Transporting Co. Ltd.†,§	14,009
1,800	Furukawa Electric Co. Ltd.§	87,282
2,000	Future Corp.§	29,732
1,000	Galilei Co. Ltd.§	21,120
3,000	Glory Ltd.§	69,801
700	GMO Payment Gateway, Inc.§	45,273

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
400	Goldwin, Inc.§	$22,485
3,800	GS Yuasa Corp.§	70,786
4,900	Gunma Bank Ltd.§	40,973
3,000	H.U. Group Holdings, Inc.§	66,476
3,400	H2O Retailing Corp.§	44,532
5,000	Hachijuni Bank Ltd.§	40,459
2,800	Hakuhodo DY Holdings, Inc.§	23,242
1,800	Hamamatsu Photonics KK§	21,825
1,900	Hankyu Hanshin Holdings, Inc.§	51,642
1,500	Hanwa Co. Ltd.§	56,452
3,500	Haseko Corp.§	52,484
6,300	Hazama Ando Corp.§	63,333
2,300	Heiwa Corp.§	33,514
700	Heiwado Co. Ltd.§	13,743
12,900	Hino Motors Ltd.§,*	32,028
10,000	Hirogin Holdings, Inc.§	83,409
200	Hirose Electric Co. Ltd.§	24,159
1,000	HIS Co. Ltd.†,§	9,408
1,600	Hitachi Construction Machinery Co. Ltd.§	47,540
23,600	Hitachi Ltd.§	683,665
6,200	Hokkaido Electric Power Co., Inc.†,§	32,222
3,000	Hokuetsu Corp.†,§	21,835
2,800	Hokuhoku Financial Group, Inc.§	53,190
2,300	Hokuriku Electric Power Co.†,§	11,464
30,900	Honda Motor Co. Ltd.§	297,961
939	Honda Motor Co. Ltd., ADR†	27,071
600	Horiba Ltd.§	46,665
600	Hoshizaki Corp.§	20,735
2,500	House Foods Group, Inc.§	48,608
2,000	Hoya Corp.§	237,430
4,400	Hulic Co. Ltd.†,§	44,301
8,400	Hyakugo Bank Ltd.†,§	40,096
700	Ibiden Co. Ltd.§	30,612
3,300	Ichibanya Co. Ltd.†,§	21,131
6,100	Ichigo, Inc.§	17,110
7,600	Idemitsu Kosan Co. Ltd.§	45,990
500	IHI Corp.§	54,287
1,100	Iida Group Holdings Co. Ltd.§	15,483
1,900	Inaba Denki Sangyo Co. Ltd.§	52,112
1,500	Inabata & Co. Ltd.§	33,409
11,712	INFRONEER Holdings, Inc.§	98,257
13,200	Inpex Corp.†,§	185,214
1,200	Internet Initiative Japan, Inc.§	23,688
Shares		Value (Note 1)
	Japan (Continued)
1,500	Isetan Mitsukoshi Holdings Ltd.§	$22,899
7,800	Isuzu Motors Ltd.§	98,753
1,900	Ito En Ltd.§	43,087
4,500	ITOCHU Corp.§	236,497
2,700	Itochu Enex Co. Ltd.§	32,258
680	Itoham Yonekyu Holdings, Inc.†,§	23,136
9,300	Iwatani Corp.§	98,485
1,900	Iyogin Holdings, Inc.§	20,873
1,900	Izumi Co. Ltd.§	43,919
3,500	J. Front Retailing Co. Ltd.§	47,574
4,100	JAC Recruitment Co. Ltd.§	28,838
1,400	Japan Airlines Co. Ltd.§	28,519
1,900	Japan Airport Terminal Co. Ltd.§	60,570
1,800	Japan Aviation Electronics Industry Ltd.§	31,967
2,200	Japan Elevator Service Holdings Co. Ltd.§	63,470
7,200	Japan Exchange Group, Inc.§	73,008
1,200	Japan Material Co. Ltd.§	12,275
7,800	Japan Post Holdings Co. Ltd.§	71,996
1,000	Japan Post Insurance Co. Ltd.§	22,553
3,000	Japan Securities Finance Co. Ltd.§	36,432
400	Japan Steel Works Ltd.§	22,966
5,800	Japan Tobacco, Inc.†,§	170,766
1,600	Jeol Ltd.§	48,685
6,200	JFE Holdings, Inc.§	71,970
4,100	JTEKT Corp.§	33,658
1,300	Juroku Financial Group, Inc.§	43,540
1,000	Justsystems Corp.§	25,655
10,400	JVCKenwood Corp.§	82,836
6,900	K's Holdings Corp.§	70,100
800	Kadokawa Corp.§	22,226
2,000	Kaga Electronics Co. Ltd.§	37,900
2,900	Kagome Co. Ltd.§	57,770
2,200	Kajima Corp.§	57,322
1,500	Kakaku.com, Inc.§	27,831
1,100	Kamigumi Co. Ltd.§	30,548
7,000	Kanadevia Corp.§	47,190
500	Kanamoto Co. Ltd.§	11,235
1,500	Kandenko Co. Ltd.§	34,713
2,000	Kaneka Corp.§	55,074
4,100	Kanematsu Corp.§	77,827
4,100	Kansai Electric Power Co., Inc.§	48,521
1,800	Kansai Paint Co. Ltd.§	24,715
1,500	Kao Corp.†,§	67,138

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
3,000	Katitas Co. Ltd.§	$51,996
800	Kato Sangyo Co. Ltd.§	30,501
900	Kawasaki Heavy Industries Ltd.§	68,096
28,400	KDDI Corp.§	487,922
1,800	Keihan Holdings Co. Ltd.§	38,169
2,300	Keikyu Corp.§	24,012
700	Keio Corp.§	17,041
1,800	Keisei Electric Railway Co. Ltd.§	16,891
900	Kewpie Corp.§	21,045
400	Keyence Corp.§	160,615
3,300	Kikkoman Corp.§	30,581
1,500	Kintetsu Group Holdings Co. Ltd.§	28,433
5,200	Kirin Holdings Co. Ltd.§	72,820
1,700	Kiyo Bank Ltd.§	29,334
700	Kobayashi Pharmaceutical Co. Ltd.§	26,195
1,300	Kobe Bussan Co. Ltd.§	40,436
4,600	Kobe Steel Ltd.†,§	50,268
3,200	Koito Manufacturing Co. Ltd.§	38,167
11,600	Kokuyo Co. Ltd.†,§	66,591
8,600	Komatsu Ltd.§	281,498
900	KOMEDA Holdings Co. Ltd.§	18,546
1,900	Komeri Co. Ltd.§	38,802
600	Konami Group Corp.§	94,748
21,400	Konica Minolta, Inc.§,*	69,249
1,200	Konoike Transport Co. Ltd.§	24,442
500	Kose Corp.†,§	19,644
2,000	Kotobuki Spirits Co. Ltd.§	28,496
8,700	Kubota Corp.†,§	97,543
900	Kumagai Gumi Co. Ltd.§	26,103
500	Kura Sushi, Inc.†,§	12,290
4,700	Kuraray Co. Ltd.†,§	59,627
1,200	Kureha Corp.§	26,121
800	Kurita Water Industries Ltd.§	31,518
2,500	Kusuri No. Aoki Holdings Co. Ltd.§	62,949
600	KYB Corp.§	12,395
2,500	Kyoritsu Maintenance Co. Ltd.†,§	61,169
2,400	Kyoto Financial Group, Inc.§	43,021
1,800	Kyowa Kirin Co. Ltd.†,§	30,860
1,100	Kyudenko Corp.§	45,603
3,100	Kyushu Electric Power Co., Inc.§	27,711
9,600	Kyushu Financial Group, Inc.§	48,339
1,200	Kyushu Railway Co.§	31,046
600	Lasertec Corp.†,§	80,843
10,100	Leopalace21 Corp.§	43,617
2,100	Life Corp.§	32,219
Shares		Value (Note 1)
	Japan (Continued)
2,200	Lintec Corp.§	$45,165
2,000	Lion Corp.§	20,692
3,000	Lixil Corp.§	34,744
8,500	LY Corp.§	31,301
2,200	M3, Inc.§	30,217
3,100	Mabuchi Motor Co. Ltd.†,§	45,726
7,000	Macnica Holdings, Inc.§	93,964
1,800	Maeda Kosen Co. Ltd.§	23,693
600	Makino Milling Machine Co. Ltd.§	47,943
900	Makita Corp.§	27,675
2,300	Mani, Inc.§	19,719
2,200	Marubeni Corp.§	44,271
2,000	Maruha Nichiro Corp.§	42,301
2,000	Marui Group Co. Ltd.§	42,578
100	Maruwa Co. Ltd.§	28,473
4,100	Matsui Securities Co. Ltd.§	19,813
3,020	MatsukiyoCocokara & Co.§	62,229
200	Matsuyafoods Holdings Co. Ltd.§	8,222
1,000	Max Co. Ltd.§	32,240
8,600	Mazda Motor Corp.§	51,660
500	McDonald's Holdings Co. Japan Ltd.§	20,693
9,000	Mebuki Financial Group, Inc.§	46,759
1,600	Medipal Holdings Corp.§	25,910
900	Medley, Inc.†,*,§	19,822
2,400	Megmilk Snow Brand Co. Ltd.§	45,495
1,700	Meidensha Corp.§	63,829
1,600	MEIJI Holdings Co. Ltd.§	35,403
900	Meiko Electronics Co. Ltd.§	42,185
2,600	MEITEC Group Holdings, Inc.§	57,337
2,200	Mercari, Inc.§,*	40,841
1,000	Micronics Japan Co. Ltd.†,§	37,304
3,500	Minebea Mitsumi, Inc.§	51,176
3,400	Mirait One Corp.§	59,912
2,100	MISUMI Group, Inc.§	28,023
1,000	Mitani Corp.§	14,887
15,500	Mitsubishi Chemical Group Corp.§	81,258
8,300	Mitsubishi Corp.§	165,749
7,800	Mitsubishi Electric Corp.§	168,457
3,300	Mitsubishi Estate Co. Ltd.§	61,743
1,500	Mitsubishi Gas Chemical Co., Inc.§	22,993
7,100	Mitsubishi Heavy Industries Ltd.§	177,923
800	Mitsubishi Logisnext Co. Ltd.†,§	10,885
1,400	Mitsubishi Logistics Corp.†,§	11,494
3,900	Mitsubishi Materials Corp.§	61,485

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
16,900	Mitsubishi Motors Corp.§	$47,713
1,000	Mitsubishi Shokuhin Co. Ltd.§	43,951
38,500	Mitsubishi UFJ Financial Group, Inc.§	527,128
1,700	Mitsui Chemicals, Inc.§	39,187
4,400	Mitsui E&S Co. Ltd.†,§	86,579
6,700	Mitsui Fudosan Co. Ltd.§	64,725
4,500	Mitsui High-Tec, Inc.†,§	22,117
2,600	Mitsui Mining & Smelting Co. Ltd.§	90,493
3,000	Mitsui-Soko Holdings Co. Ltd.†,§	81,831
1,000	Miura Co. Ltd.§	20,085
10,390	Mizuho Financial Group, Inc.§	286,028
2,100	Mizuno Corp.§	38,722
500	Mochida Pharmaceutical Co. Ltd.§	10,286
300	Modec, Inc.†,§	12,820
900	Monogatari Corp.†,§	24,396
2,900	MonotaRO Co. Ltd.§	57,243
2,600	Morinaga & Co. Ltd.§	42,877
3,100	Morinaga Milk Industry Co. Ltd.§	69,644
6,500	MS&AD Insurance Group Holdings, Inc.§	144,991
7,200	Murata Manufacturing Co. Ltd.§	106,502
1,500	Musashi Seimitsu Industry Co. Ltd.§	31,763
2,800	Nabtesco Corp.†,§	49,996
3,400	Nagase & Co. Ltd.§	65,395
4,900	Nagoya Railroad Co. Ltd.§	55,409
2,500	Nakanishi, Inc.§	32,910
1,800	Namura Shipbuilding Co. Ltd.§	39,055
2,700	Nankai Electric Railway Co. Ltd.§	40,787
4,400	NEC Corp.§	128,870
1,300	Nexon Co. Ltd.§	26,163
3,900	NGK Insulators Ltd.§	48,889
1,000	NH Foods Ltd.§	34,662
2,400	NHK Spring Co. Ltd.§	26,106
1,500	Nichias Corp.§	57,392
3,000	Nichirei Corp.§	39,267
4,300	NIDEC Corp.§	83,235
1,900	Nifco, Inc.§	44,945
10,300	Nihon M&A Center Holdings, Inc.§	52,147
1,200	Nikkon Holdings Co. Ltd.§	26,712
3,000	Nikon Corp.§	30,716
700	Nintendo Co. Ltd.§	67,142
1,900	Nippn Corp.§	28,080
3,300	Nippon Electric Glass Co. Ltd.†,§	78,271
4,800	Nippon Express Holdings, Inc.†,§	96,153
Shares		Value (Note 1)
	Japan (Continued)
3,500	Nippon Gas Co. Ltd.§	$64,558
5,700	Nippon Kayaku Co. Ltd.§	51,395
6,200	Nippon Paint Holdings Co. Ltd.§	49,784
2,700	Nippon Paper Industries Co. Ltd.§	19,412
1,900	Nippon Sanso Holdings Corp.§	71,845
2,600	Nippon Shinyaku Co. Ltd.§	56,680
4,500	Nippon Shokubai Co. Ltd.§	51,225
1,800	Nippon Soda Co. Ltd.§	37,826
8,800	Nippon Steel Corp.§	166,983
104,100	Nippon Telegraph & Telephone Corp.§	111,171
8,500	Nipro Corp.†,§	75,224
4,800	Nishi-Nippon Financial Holdings, Inc.§	71,815
2,400	Nishi-Nippon Railroad Co. Ltd.§	33,854
1,000	Nishimatsu Construction Co. Ltd.§	33,260
800	Nishimatsuya Chain Co. Ltd.§	11,618
1,800	Nissan Chemical Corp.§	54,834
21,600	Nissan Motor Co. Ltd.*,§	52,466
800	Nisshin Oillio Group Ltd.§	27,096
1,400	Nisshin Seifun Group, Inc.§	16,728
7,800	Nisshinbo Holdings, Inc.§	49,835
1,200	Nissin Foods Holdings Co. Ltd.§	24,960
16,100	Nissui Corp.§	97,893
2,000	Niterra Co. Ltd.§	66,647
400	Nitori Holdings Co. Ltd.§	38,684
400	Nitto Boseki Co. Ltd.§	16,881
6,900	Nitto Denko Corp.§	133,075
700	Nitto Kogyo Corp.§	15,098
300	Noevir Holdings Co. Ltd.§	9,020
2,100	NOF Corp.§	40,187
4,500	Nojima Corp.§	98,426
16,900	Nomura Holdings, Inc.§	110,986
7,500	Nomura Real Estate Holdings, Inc.§	43,850
2,200	Nomura Research Institute Ltd.§	88,404
14,600	North Pacific Bank Ltd.†,§	58,234
2,000	NSD Co. Ltd.§	49,496
9,700	NSK Ltd.§	45,544
3,100	Obayashi Corp.§	46,912
1,500	Obic Co. Ltd.§	58,449
2,100	Odakyu Electric Railway Co. Ltd.§	24,584
900	Ohsho Food Service Corp.§	23,778
7,400	Oji Holdings Corp.§	37,293
2,700	Okamura Corp.§	41,507
4,600	Okasan Securities Group, Inc.†,§	21,359

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,000	Okinawa Cellular Telephone Co.§	$35,504
2,200	OKUMA Corp.§	55,762
1,400	Okumura Corp.§	41,761
4,700	Olympus Corp.§	55,768
1,200	Omron Corp.§	32,439
1,800	Ono Pharmaceutical Co. Ltd.†,§	19,511
900	Open House Group Co. Ltd.§	40,725
3,300	Open Up Group, Inc.†,§	39,154
300	Oracle Corp.§	35,797
400	Organo Corp.§	24,988
3,300	Oriental Land Co. Ltd.§	76,061
2,100	Osaka Gas Co. Ltd.§	53,743
2,900	OSG Corp.§	34,190
1,400	Otsuka Corp.§	28,508
2,100	Otsuka Holdings Co. Ltd.§	103,972
800	PAL GROUP Holdings Co. Ltd.†,§	20,009
1,200	PALTAC Corp.§	33,644
2,500	Pan Pacific International Holdings Corp.§	85,926
16,800	Panasonic Holdings Corp.§	180,477
700	Paramount Bed Holdings Co. Ltd.§	12,433
4,400	Park24 Co. Ltd.§	56,517
15,700	Penta-Ocean Construction Co. Ltd.§	98,275
2,400	PeptiDream, Inc.§,*	27,409
26,000	Persol Holdings Co. Ltd.§	50,686
1,100	PHC Holdings Corp.§	6,952
4,400	Pigeon Corp.†,§	53,526
1,200	Pilot Corp.§	33,948
700	Raito Kogyo Co. Ltd.§	13,915
2,000	Rakus Co. Ltd.§	32,203
700	Rakuten Bank Ltd.§,*	31,954
4,200	Rakuten Group, Inc.§,*	23,117
7,900	Recruit Holdings Co. Ltd.§	465,146
4,200	Relo Group, Inc.§	49,821
12,500	Renesas Electronics Corp.§	153,828
10,700	Rengo Co. Ltd.§	57,900
10,000	Resona Holdings, Inc.§	91,784
2,800	Resonac Holdings Corp.§	64,772
5,200	Resorttrust, Inc.§	63,582
6,400	Ricoh Co. Ltd.§	60,424
1,200	Rinnai Corp.§	29,747
2,800	Rohm Co. Ltd.†,§	35,707
1,500	Rohto Pharmaceutical Co. Ltd.§	21,300
3,000	Rorze Corp.†,§	42,749
2,600	Round One Corp.§	26,427
Shares		Value (Note 1)
	Japan (Continued)
1,000	Royal Holdings Co. Ltd.†,§	$18,275
2,600	Ryohin Keikaku Co. Ltd.§	124,702
1,164	Ryoyo Ryosan Holdings, Inc.§	21,393
1,100	Saizeriya Co. Ltd.§	38,167
1,100	Sakata Seed Corp.§	26,722
600	San-A Co. Ltd.§	12,279
5,700	San-In Godo Bank Ltd.§	46,918
1,800	Sangetsu Corp.§	36,871
1,300	Sanken Electric Co. Ltd.*,§	72,524
900	Sanki Engineering Co. Ltd.§	25,306
3,000	Sankyo Co. Ltd.§	55,469
2,700	Sankyu, Inc.§	144,536
1,300	Sanrio Co. Ltd.§	62,883
3,600	Santen Pharmaceutical Co. Ltd.§	41,292
1,600	Sanwa Holdings Corp.§	53,044
600	Sapporo Holdings Ltd.§	30,882
4,800	Sawai Group Holdings Co. Ltd.§	61,107
1,700	SBI Holdings, Inc.§	59,062
200	SBI Sumishin Net Bank Ltd.§	6,782
600	SCREEN Holdings Co. Ltd.§	48,723
1,600	SCSK Corp.§	48,182
2,200	Secom Co. Ltd.§	79,175
1,400	Sega Sammy Holdings, Inc.§	33,584
1,900	Seibu Holdings, Inc.§	68,015
2,400	Seiko Epson Corp.§	31,872
1,400	Seiko Group Corp.§	42,400
200	Seino Holdings Co. Ltd.§	3,073
1,700	Seiren Co. Ltd.§	27,384
2,700	Sekisui Chemical Co. Ltd.§	48,811
3,200	Sekisui House Ltd.§	70,565
6,200	Senko Group Holdings Co. Ltd.§	84,388
1,700	Seria Co. Ltd.§	31,727
23,200	Seven & i Holdings Co. Ltd.§	374,178
22,100	Seven Bank Ltd.§	40,313
3,200	SG Holdings Co. Ltd.§	35,696
1,200	Sharp Corp.†,*,§	5,829
2,900	SHIFT, Inc.§,*	35,192
1,900	Shiga Bank Ltd.†,§	76,372
4,500	Shikoku Electric Power Co., Inc.†,§	37,627
1,700	Shimadzu Corp.§	42,162
200	Shimano, Inc.§	29,030
3,500	Shimizu Corp.§	39,042
9,900	Shin-Etsu Chemical Co. Ltd.§	326,233
1,700	Shionogi & Co. Ltd.§	30,675
3,700	Ship Healthcare Holdings, Inc.§	49,816
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,200	Shiseido Co. Ltd.†,§	$21,360
2,500	Shizuoka Financial Group, Inc.§	28,985
1,300	SHO-BOND Holdings Co. Ltd.†,§	42,450
1,400	Simplex Holdings, Inc.§	37,958
400	Sinfonia Technology Co. Ltd.§	27,099
7,900	SKY Perfect JSAT Holdings, Inc.§	79,042
2,300	Skylark Holdings Co. Ltd.†,§	48,164
100	SMC Corp.§	36,012
4,000	Socionext, Inc.†,§	76,565
151,000	SoftBank Corp.§	233,350
2,600	Sohgo Security Services Co. Ltd.§	18,207
1,160	Sojitz Corp.§	28,442
7,000	Sompo Holdings, Inc.§	209,713
57,500	Sony Group Corp.§	1,498,997
3,000	Sotetsu Holdings, Inc.§	47,211
100	Square Enix Holdings Co. Ltd.§	7,495
1,900	Starts Corp., Inc.§	59,936
8,400	Subaru Corp.§	145,943
1,200	Sugi Holdings Co. Ltd.†,§	27,447
10,500	SUMCO Corp.†,§	82,236
2,000	Sumitomo Bakelite Co. Ltd.§	57,671
10,600	Sumitomo Chemical Co. Ltd.§	25,536
4,300	Sumitomo Corp.§	110,810
7,200	Sumitomo Electric Industries Ltd.§	153,500
4,800	Sumitomo Forestry Co. Ltd.†,§	48,605
3,600	Sumitomo Heavy Industries Ltd.§	73,784
16,800	Sumitomo Mitsui Financial Group, Inc.§	421,176
3,800	Sumitomo Mitsui Trust Group, Inc.§	100,732
800	Sumitomo Osaka Cement Co. Ltd.§	20,960
2,100	Sumitomo Realty & Development Co. Ltd.§	80,964
2,400	Sumitomo Riko Co. Ltd.§	27,743
3,700	Sumitomo Rubber Industries Ltd.†,§	41,925
700	Sundrug Co. Ltd.§	21,908
800	Suntory Beverage & Food Ltd.§,†	25,608
6,300	Suruga Bank Ltd.†,§	58,523
1,300	Suzuken Co. Ltd.§	47,008
12,700	Suzuki Motor Corp.§	152,999
1,200	SWCC Corp.§	62,807
3,900	Sysmex Corp.§	67,865
6,800	Systena Corp.§	19,262
3,400	T&D Holdings, Inc.§	74,370
3,200	Tadano Ltd.§	21,263
1,800	Taiheiyo Cement Corp.§	44,615
Shares		Value (Note 1)
	Japan (Continued)
800	Taikisha Ltd.§	$14,298
600	Taisei Corp.§	34,919
1,700	Taiyo Holdings Co. Ltd.§	83,085
5,500	Taiyo Yuden Co. Ltd.†,§	96,160
6,200	Takara Holdings, Inc.§	51,575
300	Takasago Thermal Engineering Co. Ltd.§	14,731
7,200	Takashimaya Co. Ltd.§	56,279
11,800	Takeda Pharmaceutical Co. Ltd.§	364,250
1,500	Takeuchi Manufacturing Co. Ltd.§	48,542
700	Takuma Co. Ltd.§	9,954
4,000	Tamron Co. Ltd.†,§	24,204
13,000	TDK Corp.§	152,051
2,200	TechnoPro Holdings, Inc.†,§	64,209
8,400	Teijin Ltd.§	67,864
2,500	Terumo Corp.§	45,888
800	THK Co. Ltd.†,§	21,307
1,200	TIS, Inc.§	40,245
700	TKC Corp.§	20,475
3,100	Toagosei Co. Ltd.†,§	30,003
1,500	Tobu Railway Co. Ltd.§	25,901
9,400	Toda Corp.§	59,600
600	Toho Co. Ltd.§	35,453
800	Toho Gas Co. Ltd.§	22,277
1,200	Toho Holdings Co. Ltd.§	38,828
3,300	Tohoku Electric Power Co., Inc.§	24,069
9,700	Tokai Carbon Co. Ltd.†,§	68,349
1,600	TOKAI Holdings Corp.†,§	11,025
3,000	Tokai Rika Co. Ltd.§	46,117
13,700	Tokio Marine Holdings, Inc.§	577,929
3,100	Tokuyama Corp.§	64,654
6,100	Tokyo Electric Power Co. Holdings, Inc.*,§	20,272
600	Tokyo Electron Device Ltd.†,§	11,800
2,700	Tokyo Electron Ltd.§	515,483
1,400	Tokyo Gas Co. Ltd.§	46,543
1,400	Tokyo Kiraboshi Financial Group, Inc.§	58,811
700	Tokyo Ohka Kogyo Co. Ltd.§	20,309
1,300	Tokyo Seimitsu Co. Ltd.§	86,206
2,000	Tokyo Steel Manufacturing Co. Ltd.§	20,977
2,700	Tokyo Tatemono Co. Ltd.†,§	47,987
700	Tokyotokeiba Co. Ltd.§	23,165
3,000	Tokyu Corp.§	35,652

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Japan (Continued)
9,700	Tokyu Fudosan Holdings Corp.§	$69,494
1,500	Tomy Co. Ltd.§	33,896
4,200	Topcon Corp.§	95,233
9,400	Toray Industries, Inc.§	64,205
500	Toridoll Holdings Corp.§	14,478
1,300	Toshiba TEC Corp.§	26,396
3,600	Tosoh Corp.§	52,567
1,000	TOTO Ltd.§	25,173
1,800	Towa Corp.§	25,174
700	Towa Pharmaceutical Co. Ltd.§	14,563
3,100	Toyo Construction Co. Ltd.§	30,778
1,000	Toyo Seikan Group Holdings Ltd.§	19,560
500	Toyo Suisan Kaisha Ltd.§	33,196
2,500	Toyo Tire Corp.†,§	52,780
3,700	Toyoda Gosei Co. Ltd.§	72,700
2,400	Toyota Boshoku Corp.§	32,661
77,000	Toyota Motor Corp.§	1,322,641
5,400	Toyota Tsusho Corp.§	121,969
500	Transcosmos, Inc.§	12,151
900	Trend Micro, Inc.§	62,171
3,900	Tsubakimoto Chain Co.§	48,499
1,100	Tsumura & Co.§	26,550
500	Tsuruha Holdings, Inc.†,§	39,053
2,400	U-Next Holdings Co. Ltd.§	38,221
1,700	UACJ Corp.§	62,127
4,000	UBE Corp.§	62,580
1,600	Ulvac, Inc.†,§	58,644
5,800	Unicharm Corp.§	42,009
3,700	Ushio, Inc.§	45,878
3,800	USS Co. Ltd.§	41,913
1,000	Valor Holdings Co. Ltd.§	17,479
700	Visional, Inc.§,*	53,999
1,600	Wacoal Holdings Corp.†,§	55,202
1,500	Welcia Holdings Co. Ltd.§	26,442
2,400	West Japan Railway Co.§	55,026
400	Workman Co. Ltd.§	17,513
1,100	Yakult Honsha Co. Ltd.†,§	20,693
9,500	Yamada Holdings Co. Ltd.§	29,869
2,200	Yamaguchi Financial Group, Inc.§	23,598
2,700	Yamaha Corp.§	19,458
11,400	Yamaha Motor Co. Ltd.†,§	85,021
600	Yamato Holdings Co. Ltd.§	8,040
1,500	Yamazaki Baking Co. Ltd.§	33,625
1,600	Yamazen Corp.§	13,882
400	Yaoko Co. Ltd.§	26,398
Shares		Value (Note 1)
	Japan (Continued)
1,200	Yaskawa Electric Corp.§	$27,040
2,100	Yokogawa Electric Corp.§	55,958
2,200	Yokohama Rubber Co. Ltd.†,§	60,356
2,900	Yonex Co. Ltd.§	58,305
1,700	Yoshinoya Holdings Co. Ltd.§	36,960
900	Zensho Holdings Co. Ltd.§	54,513
6,200	Zeon Corp.§	62,850
3,000	ZOZO, Inc.§	32,385
		39,364,088
	Netherlands—2.3%
4,092	Aalberts NV§	148,623
3,361	ABN AMRO Bank NV, CVA§,#	92,025
52	Adyen NV*,§,#	95,478
11,005	Aegon Ltd.§	79,715
5,954	Aegon Ltd., Registered†	43,107
3,900	Akzo Nobel NV§	272,933
13,946	Allfunds Group PLC§	107,041
3,118	Arcadis NV§	151,340
2,831	ArcelorMittal SA§	89,482
294	ASM International NV§	188,238
1,963	ASML Holding NV§	1,571,671
118	ASML Holding NV, Registered§	94,564
2,907	ASR Nederland NV§	193,084
976	BE Semiconductor Industries NV§	146,104
1,433	Coca-Cola Europacific Partners PLC§	132,154
2,885	CTP NV§,#	60,720
98	HAL Trust§	13,992
6,270	Havas NV§	10,792
1,514	Heineken NV§	132,561
1,302	IMCD NV§	175,224
13,780	ING Groep NV§	302,400
6,865	InPost SA§,*	114,042
1,082	JDE Peet's NV†,§	30,917
4,524	Just Eat Takeaway.com NV§,*,#	103,531
8,062	Koninklijke Ahold Delhaize NV§	337,053
50,841	Koninklijke KPN NV§	248,151
3,061	Koninklijke Philips NV§	73,491
1,815	Koninklijke Philips NV, Registered†	43,524
2,715	Koninklijke Vopak NV§	135,034
3,146	NN Group NV§	209,106
2,899	Prosus NV§	162,393
3,308	Randstad NV†,§	152,780
6,164	SBM Offshore NV§	163,390

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Netherlands (Continued)
5,242	Universal Music Group NV§	$170,109
2,172	Wolters Kluwer NV§	363,209
		6,407,978
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†,§	29,405
103,494	Air New Zealand Ltd.§	36,948
7,342	Auckland International Airport Ltd.§	34,724
7,155	Chorus Ltd.§	36,854
3,751	Contact Energy Ltd.§	20,579
1,278	EBOS Group Ltd.§	29,930
2,584	Fisher & Paykel Healthcare Corp. Ltd.§	56,796
20,146	Fletcher Building Ltd.*,§	35,420
3,686	Freightways Group Ltd.§	24,940
24,486	Genesis Energy Ltd.§	33,987
2,212	Infratil Ltd.†,§	14,295
647	Mainfreight Ltd.†,§	26,516
5,949	Mercury NZ Ltd.§	21,795
6,134	Meridian Energy Ltd. §	22,062
1,991	Port of Tauranga Ltd.†,§	8,314
17,407	Ryman Healthcare Ltd.†,*,§	23,740
18,846	Spark New Zealand Ltd.§	27,918
6,874	Summerset Group Holdings Ltd.§	47,099
54	Xero Ltd.*,§	6,391
		537,713
	Norway—0.6%
1,014	AF Gruppen ASA§	15,380
204	Aker ASA, Class A§	13,268
4,007	Aker BP ASA§	102,232
4,348	Aker Solutions ASA§	14,978
1,456	Atea ASA§	23,003
2,299	Austevoll Seafood ASA§	22,121
28	Bakkafrost P/F§	1,261
225	Bluenord ASA§	10,994
480	Bonheur ASA§	10,912
1,580	Borregaard ASA§	31,115
2,829	BW LPG Ltd.§,#	33,300
1,212	Cadeler AS, ADR*	24,082
968	Crayon Group Holding ASA§,*,#	13,855
3,512	DNB Bank ASA§	97,178
12,792	DNO ASA§	16,270
3,397	DOF Group ASA§	29,879
6,672	Elkem ASA§,#	15,692
Shares		Value (Note 1)
	Norway (Continued)
5,641	Elopak ASA§	$26,323
745	Entra ASA§,*,#	9,871
9,681	Equinor ASA§	244,438
4,440	Europris ASA§,#	37,620
1,012	FLEX LNG Ltd.§	22,562
1,736	Frontline PLC§	28,713
170	Gjensidige Forsikring ASA§	4,310
2,309	Golden Ocean Group Ltd.§	17,166
3,883	Hafnia Ltd.§	19,486
6,371	Hexagon Composites ASA§,*	11,481
2,783	Hoegh Autoliners ASA§	24,653
4,683	Kitron ASA§	29,113
1,955	Kongsberg Gruppen ASA§	75,831
2,023	Mowi ASA§	39,088
1,107	Norbit ASA§	23,689
864	Nordic Semiconductor ASA§,*	11,656
3,224	Norsk Hydro ASA§	18,374
23,135	Norwegian Air Shuttle ASA§	33,515
5,186	Odfjell Drilling Ltd.§	34,361
1,567	Odfjell SE, Class A§	16,813
973	Okeanis Eco Tankers Corp.§,#	20,913
1,963	Orkla ASA§	21,336
468	Protector Forsikring ASA§	19,926
4,491	Scatec ASA§,*,#	41,470
1,208	Sparebank 1 Oestlandet§	23,332
2,008	SpareBank 1 Sor-Norge ASA§	36,947
580	Stolt-Nielsen Ltd.§	14,735
4,328	Storebrand ASA§	61,385
2,103	Subsea 7 SA§	39,554
3,478	Telenor ASA§	54,324
6,835	TGS ASA§	58,380
1,776	TOMRA Systems ASA§	27,675
5,444	Var Energi ASA§	17,453
667	Veidekke ASA§	10,722
160	Vend Marketplaces ASA, Class B§	5,397
2,083	Wallenius Wilhelmsen ASA§	17,143
1,244	Yara International ASA§	45,953
		1,721,228
	Portugal—0.2%
410,612	Banco Comercial Portugues SA, Class R§	319,944
1,880	EDP Renovaveis SA§	21,001
14,431	EDP SA§	62,654
6,461	Galp Energia SGPS SA§	118,615

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Portugal (Continued)
1,457	Jeronimo Martins SGPS SA§	$36,895
2,806	Navigator Co. SA†,§	10,536
		569,645
	Singapore—0.7%
6,300	City Developments Ltd.§	25,734
24,900	ComfortDelGro Corp. Ltd.§	28,008
11,574	DBS Group Holdings Ltd.§	409,249
15,900	DFI Retail Group Holdings Ltd.§	43,865
56,500	Genting Singapore Ltd.§	31,790
242,400	Golden Agri-Resources Ltd.§	47,674
7,200	Hongkong Land Holdings Ltd.§	41,574
1,900	iFAST Corp. Ltd.§	9,872
69,155	Keppel Infrastructure Trust§	21,800
7,500	Keppel Ltd.§	43,816
71,400	Netlink NBN Trust§	49,418
36,200	Olam Group Ltd.§	27,056
16,439	Oversea-Chinese Banking Corp. Ltd.§	211,058
23,423	SATS Ltd.§	56,063
58,226	Seatrium Ltd.§	92,146
10,100	Sembcorp Industries Ltd.§	54,432
7,100	SIA Engineering Co. Ltd.§	17,583
14,199	Singapore Airlines Ltd.†,§	77,889
7,100	Singapore Exchange Ltd.§	83,050
13,200	Singapore Technologies Engineering Ltd.§	80,892
9,300	Singapore Telecommunications Ltd.§	27,947
10,200	United Overseas Bank Ltd.§	288,984
4,600	UOL Group Ltd.§	22,368
6,900	Venture Corp. Ltd.§	61,936
15,300	Wilmar International Ltd.§	34,522
23,500	Yangzijiang Shipbuilding Holdings Ltd.§	41,071
		1,929,797
	South Africa—0.0%
1,789	Anglogold Ashanti PLC§	81,525
675	Valterra Platinum Ltd.*	29,649
		111,174
	Spain—1.8%
999	Acciona SA§	179,828
2,192	ACS Actividades de Construccion y Servicios SA†,§	152,227
Shares		Value (Note 1)
	Spain (Continued)
4,620	Aena SME SA#,§	$123,325
3,838	Amadeus IT Group SA§	324,688
36,165	Banco Bilbao Vizcaya Argentaria SA§	556,221
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	140,712
65,963	Banco de Sabadell SA§	210,053
71,052	Banco Santander SA§	588,209
23,256	Bankinter SA†,§	303,564
29,572	CaixaBank SA§	256,205
1,311	Cellnex Telecom SA*,#,§	51,056
1,292	Corp. ACCIONA Energias Renovables SA†,§	29,832
3,950	Enagas SA†,§	66,492
3,205	Endesa SA†,§	101,524
4,660	Ercros SA§	16,303
1,363	Ferrovial SE§	72,673
2,889	Fluidra SA†,§	72,153
7,914	Grifols SA*,§	96,494
1,450	Grupo Catalana Occidente SA§	84,120
11,544	Iberdrola SA§	221,916
2,830	Indra Sistemas SA§	123,250
5,320	Industria de Diseno Textil SA§	277,222
1,890	Logista Integral SA§	61,895
14,645	Mapfre SA§	59,867
1,119	Naturgy Energy Group SA§	35,591
6,510	Redeia Corp. SA†,§	139,409
5,700	Repsol SA†,§	83,498
48,773	Telefonica SA†,§	257,295
42,183	Unicaja Banco SA§,#	99,688
814	Vidrala SA§	94,537
721	Viscofan SA†,§	51,299
		4,931,146
	Sweden—2.0%
984	AAK AB§	25,845
4,267	AddLife AB, Class B§	85,169
3,120	AddNode Group AB†,§	36,628
1,249	AddTech AB, Class B§	42,546
3,560	AFRY AB†,§	59,605
1,239	Alfa Laval AB§	52,189
1,255	Alimak Group AB§,#	19,331
6,385	Alleima AB§	50,490
1,172	AQ Group AB§	22,420
1,404	Asmodee Group AB, Class B*,§	18,564

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Sweden (Continued)
3,136	Assa Abloy AB, Class B§	$98,062
13,066	Atlas Copco AB, Class A§	211,662
7,880	Atlas Copco AB, Class B§	112,275
4,050	Atrium Ljungberg AB, Class B†,§	14,485
1,217	Avanza Bank Holding AB†,§	41,288
294	Axfood AB§	8,694
1,530	Beijer Ref AB†,§	24,173
4,838	Betsson AB, Class B§	102,273
3,031	Bilia AB, Class A§	40,942
1,736	Billerud Aktiebolag§	18,020
1,495	BioGaia AB, Class B§	16,794
1,975	Boliden AB§,*	61,779
852	BoneSupport Holding AB*,#,§	25,236
8,308	Bravida Holding AB#,§	83,607
3,350	Bufab AB§	31,118
2,626	Castellum AB†,§	34,683
447	Catena AB§	22,824
1,100	Clas Ohlson AB, Class B§	37,605
2,643	Dios Fastigheter AB§	19,354
11,207	Dometic Group AB†,#,§	46,944
1,963	Dynavox Group AB*,§	23,211
4,459	Electrolux AB, Class B†,*,§	31,746
4,995	Electrolux Professional AB, Class B§	35,409
9,901	Elekta AB, Class B†,§	51,199
1,404	Embracer Group AB†,*,§	16,036
2,293	Engcon AB†,§	21,879
3,115	Epiroc AB, Class A§	67,788
1,782	Epiroc AB, Class B§	34,166
3,217	Essity AB, Class B§	89,090
641	Evolution AB§,#	50,980
1,567	Fabege AB†,§	14,112
2,158	Fagerhult Group AB§	9,655
4,532	Fastighets AB Balder, Class B§,*	33,878
1,712	FastPartner AB, Class A§	10,483
1,600	Getinge AB, Class B§	32,110
4,010	Granges AB§	51,523
3,509	H & M Hennes & Mauritz AB, Class B†,§	49,371
888	Hemnet Group AB§	25,973
3,499	Hexagon AB, Class B§	35,161
3,325	Hexpol AB§	32,252
366	HMS Networks AB†,*,§	16,073
833	Holmen AB, Class B§	33,049
2,705	Hufvudstaden AB, Class A§	35,346
Shares		Value (Note 1)
	Sweden (Continued)
5,315	Husqvarna AB, Class B§	$28,036
1,077	Indutrade AB§	29,416
4,675	International Petroleum Corp.*,§	76,053
884	INVISIO AB§	33,429
2,602	Lagercrantz Group AB, Class B§	62,757
977	Lifco AB, Class B§	39,560
2,222	Lindab International AB†,§	46,095
1,250	Loomis AB§	52,564
1,134	Medicover AB, Class B§	30,219
518	MIPS AB§	24,330
2,586	Modern Times Group MTG AB, Class B§,*	32,817
1,828	Munters Group AB#,§	26,768
2,042	Mycronic AB§	43,598
4,415	NCAB Group AB*,§	22,101
4,443	NCC AB, Class B§	82,897
3,693	New Wave Group AB, Class B§	48,558
5,005	Nibe Industrier AB, Class B§,†	21,404
7,632	Nolato AB, Class B§	46,748
931	Nordnet AB publ§	25,344
590	NP3 Fastigheter AB†,§	16,845
4,865	Nyfosa AB§	48,499
1,014	OEM International AB, Class B§	14,952
4,892	Peab AB, Class B§	40,073
5,424	Ratos AB, Class B§	23,024
686	RaySearch Laboratories AB†,§	24,305
863	Saab AB, Class B§	48,201
1,598	Sagax AB, Class B†,§	36,530
33,857	Samhallsbyggnadsbolaget i Norden AB*,§	20,303
5,237	Sandvik AB§	120,179
6,187	Scandic Hotels Group AB#,§	53,970
1,030	Sectra AB, Class B§	38,175
2,362	Securitas AB, Class B§	35,344
20,665	Sinch AB§,*,#	60,051
6,901	Skandinaviska Enskilda Banken AB, Class A§	120,526
2,462	Skanska AB, Class B§	57,346
426	SKF AB, Class A§	9,826
2,466	SKF AB, Class B§	56,641
2,200	SkiStar AB†,§	35,989
4,349	SSAB AB, Class A§	26,150
3,835	SSAB AB, Class B†,§	22,670
43,452	Storskogen Group AB, Class B§	51,890

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Sweden (Continued)
3,118	Svenska Cellulosa AB SCA, Class B§	$40,553
6,847	Svenska Handelsbanken AB, Class A§	91,569
1,660	Sweco AB, Class B§	28,796
4,536	Swedbank AB, Class A§	120,180
339	Swedish Orphan Biovitrum AB§,*	10,344
3,908	Systemair AB†,§	36,337
6,025	Tele2 AB, Class B§	88,066
1,292	Telefonaktiebolaget LM Ericsson, Class A§	11,070
23,805	Telefonaktiebolaget LM Ericsson, Class B§	204,018
19,797	Telia Co. AB§	71,489
1,057	Thule Group AB#,§	30,420
836	Trelleborg AB, Class B§	31,201
6,750	Truecaller AB, Class B§	47,911
696	Vitec Software Group AB, Class B†,§	35,158
2,608	Vitrolife AB§	38,647
2,412	Volvo AB, Class A§	67,824
14,602	Volvo AB, Class B§	409,975
7,017	Volvo Car AB, Class B†,*,§	12,917
1,622	Wallenstam AB, Class B†,§	8,276
2,008	Wihlborgs Fastigheter AB§	21,843
		5,405,872
	Switzerland—5.7%
6,470	ABB Ltd., Registered§	386,787
3,239	Accelleron Industries AG§	228,484
4,541	Adecco Group AG, Registered†,§	134,989
2,917	Alcon AG§	258,986
483	Alcon AG§,†	42,639
583	Allreal Holding AG, Registered§	136,944
275	ALSO Holding AG, Registered§	93,369
3,040	Amrize Ltd.*	151,646
4,373	Avolta AG§	237,981
1,195	Baloise Holding AG, Registered§	282,821
930	Banque Cantonale Vaudoise, Registered§	107,408
36	Barry Callebaut AG, Registered†,§	39,139
149	Belimo Holding AG, Registered§	152,325
310	BKW AG§	67,859
262	Bucher Industries AG, Registered§	130,548
822	Cembra Money Bank AG§	103,516
Shares		Value (Note 1)
	Switzerland (Continued)
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	$166,617
2,187	Cie Financiere Richemont SA, Registered Class A,§	413,608
8,240	Clariant AG, Registered§	87,805
1,324	DKSH Holding AG§	103,173
117	dormakaba Holding AG§	107,180
967	DSM-Firmenich AG§	102,822
3,335	EFG International AG§	62,031
73	Emmi AG, Registered§	73,090
44	EMS-Chemie Holding AG, Registered§	33,280
782	Flughafen Zurich AG, Registered§	223,123
1,950	Galenica AG§,#	213,703
276	Geberit AG, Registered§	217,537
2,324	Georg Fischer AG, Registered†,§	190,692
29	Givaudan SA, Registered§	140,662
1,222	Helvetia Holding AG, Registered§	287,498
3,040	Holcim AG§	226,596
1,418	Julius Baer Group Ltd.§	95,683
299	Kuehne & Nagel International AG, Registered§	64,927
233	Liechtensteinische Landesbank AG§	24,035
599	Logitech International SA, Registered	53,988
476	Logitech International SA, Registered§	43,013
311	Lonza Group AG, Registered§	222,211
547	Luzerner Kantonalbank AG, Registered§	49,358
103	Medacta Group SA§,#	17,487
15,318	Nestle SA, Registered	1,521,412
8,864	Novartis AG, ADR	1,072,633
9,049	Novartis AG, Registered§	1,094,703
161	Partners Group Holding AG§	211,095
1,116	PSP Swiss Property AG, Registered§	206,094
4,149	Roche Holding AG§	1,356,351
217	Roche Holding AG, Bearer Shares§	75,502
3,418	Sandoz Group AG§	187,803
486	Sandoz Group AG, ADR	26,567
107	Schindler Holding AG, Registered§	38,845
666	SFS Group AG§	91,484
1,229	SGS SA, Registered§	124,994
1,260	Siegfried Holding AG, Registered§	142,236
11,472	SIG Group AG§	212,466

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Switzerland (Continued)
586	Sika AG, Registered§	$159,021
297	Sonova Holding AG, Registered§	88,719
90	St. Galler Kantonalbank AG, Registered§	54,751
829	Stadler Rail AG†,§	20,467
280	Straumann Holding AG, Registered§	36,680
844	Sulzer AG, Registered§	152,954
232	Swatch Group AG, Bearer Shares§	37,864
534	Swatch Group AG, Registered†,§	17,997
208	Swiss Life Holding AG, Registered§	211,091
2,347	Swiss Prime Site AG, Registered§	352,605
2,431	Swiss Re AG§	421,869
339	Swisscom AG, Registered§	240,695
478	Swissquote Group Holding SA, Registered§	271,501
1,526	Temenos AG, Registered§	109,336
13,387	UBS Group AG, Registered§	454,865
1,464	UBS Group AG, Registered†,*	49,512
172	VAT Group AG§,#	72,829
1,108	Vontobel Holding AG, Registered§	89,736
49	Ypsomed Holding AG, Registered†,§	26,164
4	Zuger Kantonalbank, Bearer Shares§	43,485
791	Zurich Insurance Group AG§	554,683
		15,604,569
	United Kingdom—8.2%
2,058	Admiral Group PLC§	92,383
22,122	Airtel Africa PLC§,#	54,788
9,670	AJ Bell PLC§	67,804
5,812	Anglo American PLC§	171,578
1,452	Antofagasta PLC§	36,076
4,716	Ashtead Group PLC§	302,312
2,275	Associated British Foods PLC§	64,275
5,866	AstraZeneca PLC§	818,059
2,628	AstraZeneca PLC, ADR	183,645
7,793	Auto Trader Group PLC#,§	88,254
13,256	Aviva PLC§	112,698
20,385	B&M European Value Retail SA§	76,014
9,780	Babcock International Group PLC§	154,018
9,767	BAE Systems PLC§	252,860
13,907	Balfour Beatty PLC§	99,761
67,760	Barclays PLC§	313,843
17,133	Barratt Redrow PLC§	107,329
10,256	Beazley PLC§	131,659
Shares		Value (Note 1)
	United Kingdom (Continued)
4,795	Bellway PLC§	$189,863
2,696	Berkeley Group Holdings PLC§	142,927
126,772	BP PLC§	632,397
5,028	Bridgepoint Group PLC§,#	21,509
10,689	British American Tobacco PLC§	505,828
97,861	BT Group PLC†,§	260,300
1,635	Bunzl PLC§	52,075
6,264	Burberry Group PLC§,*	101,912
510	Carnival PLC§,*	12,842
48,119	Centrica PLC§	106,723
1,369	Coca-Cola HBC AG§	71,074
10,000	Compass Group PLC§	338,702
2,752	Computacenter PLC§	90,683
22,280	ConvaTec Group PLC§,#	88,217
1,693	Cranswick PLC§	124,427
549	Croda International PLC§	22,068
2,081	DCC PLC§	135,087
7,164	Diageo PLC§	180,200
745	Diploma PLC§	49,997
44,907	Direct Line Insurance Group PLC§	189,023
21,785	Drax Group PLC§	207,259
4,344	Dunelm Group PLC§	70,667
2,569	easyJet PLC§	18,771
6,924	Entain PLC§	85,821
3,432	Evraz PLC§,*	—
6,215	Experian PLC§	320,175
3,491	Frasers Group PLC†,*,§	32,654
3,163	Fresnillo PLC§	62,523
794	Games Workshop Group PLC§	176,821
59,740	Glencore PLC§,*	232,620
6,845	Grafton Group PLC, CDI§	96,045
2,360	Greggs PLC§	62,178
21,221	GSK PLC§	404,531
6,435	GSK PLC, ADR†	247,104
12,169	Haleon PLC§	62,610
1,069	Halma PLC§	46,968
18,488	Harbour Energy PLC§	49,729
3,046	Helical PLC§	9,614
4,068	Hikma Pharmaceuticals PLC§	111,030
11,961	Hiscox Ltd.§	206,106
13,082	Howden Joinery Group PLC§	153,889
88,413	HSBC Holdings PLC§	1,070,422
8,114	IG Group Holdings PLC§	118,590
5,093	IMI PLC§	146,430
9,231	Imperial Brands PLC§	364,419

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	United Kingdom (Continued)
16,522	Inchcape PLC§	$164,674
6,450	Informa PLC§	71,363
2,184	IntegraFin Holdings PLC§	9,776
917	InterContinental Hotels Group PLC§	104,703
10,061	International Consolidated Airlines Group SA§	47,136
16,212	International Workplace Group PLC§	46,483
1,532	Intertek Group PLC§	99,705
6,648	Investec PLC§	49,745
131,729	ITV PLC§	149,356
19,557	J. Sainsbury PLC§	77,799
99,918	JD Sports Fashion PLC§	121,613
1,084	JET2 PLC§	27,458
5,610	Johnson Matthey PLC§	133,705
218	Just Group PLC§	396
18,789	Kingfisher PLC§	75,076
40,503	Legal & General Group PLC§	141,582
1,935	Lion Finance Group PLC§	188,103
358,260	Lloyds Banking Group PLC§	377,282
608	London Stock Exchange Group PLC§	88,840
41,345	Man Group PLC§	95,993
27,806	Marks & Spencer Group PLC§	135,269
5,417	Melrose Industries PLC§	39,484
29,810	Mitie Group PLC§	57,851
3,657	Mondi PLC§	59,721
186	Morgan Sindall Group PLC§	11,678
7,845	National Grid PLC§	114,705
1,372	National Grid PLC, ADR†	102,091
31,073	NatWest Group PLC§	218,179
7,339	NatWest Group PLC, ADR	103,847
979	Next PLC§	167,253
537	NMC Health PLC§,*	—
2,579	Ocado Group PLC†,*,§	8,047
1,080	Oxford Instruments PLC§	28,137
2,048	Pearson PLC§	30,143
10,353	Pennon Group PLC§	71,283
8,502	Persimmon PLC§	151,399
2,924	Phoenix Group Holdings PLC§	26,435
7,042	Playtech PLC§	36,352
3,692	Plus500 Ltd.§	172,127
7,110	Prudential PLC§	89,262
1,341	Prudential PLC, ADR†	33,552
Shares		Value (Note 1)
	United Kingdom (Continued)
14,053	QinetiQ Group PLC§	$99,551
5,252	Reckitt Benckiser Group PLC§	357,278
9,691	RELX PLC§	525,687
310	RELX PLC, ADR	16,845
208	Renishaw PLC§	8,168
8,093	Rentokil Initial PLC§	39,169
824	RHI Magnesita NV§	33,541
17,544	Rightmove PLC§	190,085
3,804	Rio Tinto PLC§	221,669
2,452	Rio Tinto PLC, SP ADR	143,025
51,408	Rolls-Royce Holdings PLC§	683,021
23,365	Rotork PLC§	103,037
12,872	RS Group PLC§	101,532
5,394	Sage Group PLC§	92,703
5,215	Schroders PLC§	25,876
39,363	Serco Group PLC§	109,165
1,639	Severn Trent PLC§	61,645
53,100	Shell PLC§	1,860,772
7,021	Shell PLC, ADR†	494,349
2,999	Smith & Nephew PLC§	45,826
1,470	Smiths Group PLC§	45,331
3,811	Softcat PLC§	89,839
1,908	Spectris PLC§	100,539
375	Spirax Group PLC§	30,660
6,456	SSE PLC§	162,286
13,228	St. James's Place PLC§	215,056
15,119	Standard Chartered PLC§	250,560
15,180	Tate & Lyle PLC§	107,644
90,900	Taylor Wimpey PLC§	148,328
2,231	TBC Bank Group PLC§	142,142
55,931	Tesco PLC§	308,103
32,660	TP ICAP Group PLC§	122,197
7,296	Unilever PLC§	444,854
1,523	Unilever PLC, ADR	93,162
4,797	United Utilities Group PLC§	75,322
10,649	Vistry Group PLC§,*	93,293
149,732	Vodafone Group PLC§	159,901
2,052	Weir Group PLC§	70,154
3,210	Whitbread PLC§	124,564
1,347	Wise PLC, Class A§,*	19,234
4,839	WPP PLC§	33,825
3,457	WPP PLC, ADR†	121,030
		22,698,757

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares				Value (Note 1)
	United States—0.1%
75	Flutter Entertainment PLC§,*			$21,298
2,625	International Paper Co.§			122,931
				144,229
	TOTAL COMMON STOCKS (Cost $140,082,906)			184,467,129
	AFFILIATED INVESTMENT COMPANY—31.9%
	United States—31.9%
3,344,235	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $68,668,688)			87,853,040
			Expiration Date
	WARRANTS—0.0%
	Canada—0.0%
122	Constellation Software, Inc.*,§		03/31/2040	—
	TOTAL WARRANTS (Cost $—)			—
	PREFERRED STOCKS—0.3%
	Germany—0.3%
666	Bayerische Motoren Werke AG, 6.17%§			55,187
1,013	Dr. Ing hc F Porsche AG, 5.49%§,#			50,052
3,205	FUCHS SE, 2.49%§			176,624
1,168	Henkel AG & Co. KGaA, 3.06%§			91,713
949	Jungheinrich AG, 2.00%§			44,655
917	Porsche Automobil Holding SE, 5.68%§			36,361
126	Sartorius AG, 0.34%§			32,069
872	Sixt SE, 4.56%§			61,239
2,512	Volkswagen AG, 7.09%§			265,255
				813,155
	Italy—0.0%
143,915	Telecom Italia SpA, 0.0%§,*			78,579
	TOTAL PREFERRED STOCK (Cost $1,176,577)			891,734
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.7%
4,723,995	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,723,995)††	4.37%		4,723,995
	TOTAL INVESTMENTS, AT VALUE—100.9% (Cost $214,652,166)			277,935,898
	Liabilities in Excess of Other Assets—(0.9)%			(2,466,739)
	NET ASSETS—100.0%			$275,469,159

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan. As of June 30, 2025, the market value of the securities on loan was $13,563,346 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2025, the total value of the fair valued securities was $159,817,051 which represents 58.0% of net assets. Of this amount, $159,706,357 represented non-U.S. securities valued by an approved independent pricing vendor, and $110,694 represented securities valued by the Adviser.

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2025, amounts to approximately $3,585,735, and represents 1.3% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $87,853,040, or 31.9% of net assets, were affiliated with the Fund as of June 30, 2025 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Value (Note 1)
	COMMON STOCKS—98.7%
	Aerospace & Defense—0.1%
575	General Electric Co.	$147,999
598	Lockheed Martin Corp.	276,958
		424,957
	Automobiles—1.1%
10,556	Tesla, Inc.*	3,353,219
	Biotechnology—3.6%
14,254	AbbVie, Inc.	2,645,827
12,103	Amgen, Inc.	3,379,279
16,348	Incyte Corp.*	1,113,299
4,904	Regeneron Pharmaceuticals, Inc.	2,574,600
4,418	Sarepta Therapeutics, Inc.*	75,548
1,788	Vertex Pharmaceuticals, Inc.*	796,017
		10,584,570
	Broadline Retail—7.0%
91,168	Amazon.com, Inc.*	20,001,348
7,590	eBay, Inc.	565,151
		20,566,499
	Building Products—0.3%
2,202	Trane Technologies PLC	963,177
	Capital Markets—3.4%
12,273	Ameriprise Financial, Inc.	6,550,468
1,463	Goldman Sachs Group, Inc.	1,035,438
13,386	Morgan Stanley	1,885,552
760	MSCI, Inc.	438,323
		9,909,781
	Chemicals—1.1%
56,627	Celanese Corp.	3,133,172
	Commercial Services & Supplies—1.6%
1,167	Cintas Corp.	260,089
44,552	Veralto Corp.	4,497,525
		4,757,614
	Communications Equipment—0.6%
18,343	Arista Networks, Inc.*	1,876,672
	Consumer Staples Distribution & Retail—2.7%
6,957	Costco Wholesale Corp.	6,887,013
20,776	Maplebear, Inc.*	939,906
		7,826,919
Shares		Value (Note 1)
	Diversified Consumer Services—0.1%
658	Duolingo, Inc.*	$269,793
	Electrical Equipment—0.2%
2,367	Acuity, Inc.	706,171
	Energy Equipment and Services—0.1%
7,025	Weatherford International PLC	353,428
	Entertainment—4.4%
2,934	Live Nation Entertainment, Inc.*	443,856
2,750	Netflix, Inc.*	3,682,607
23,901	ROBLOX Corp., Class A*	2,514,385
8,177	Spotify Technology SA*	6,274,539
		12,915,387
	Financial Services—1.5%
1,444	Mastercard, Inc., Class A	811,441
73,223	StoneCo Ltd., Class A*†	1,174,497
5,952	Visa, Inc., Class A	2,113,258
49,606	Western Union Co.	417,682
		4,516,878
	Food Products—0.1%
9,218	Flowers Foods, Inc.	147,304
	Ground Transportation—0.3%
10,574	Uber Technologies, Inc.*	986,554
	Health Care Equipment and Supplies—1.9%
10,723	Align Technology, Inc.*	2,030,186
39,195	Dexcom, Inc.*	3,421,331
		5,451,517
	Health Care Providers and Services—1.1%
6,467	Cardinal Health, Inc.	1,086,456
7,273	Cencora, Inc.	2,180,809
		3,267,265
	Hotels, Restaurants & Leisure—1.9%
2,979	Cava Group, Inc.*	250,921
352	Domino's Pizza, Inc.	158,611
17,201	DoorDash, Inc., Class A*	4,240,219
355	McDonald's Corp.	103,720
2,683	Royal Caribbean Cruises Ltd.	840,155
595	Yum! Brands, Inc.	88,167
		5,681,793

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Household Durables—0.5%
15,115	SharkNinja, Inc.*	$1,496,234
	Household Products—0.2%
2,098	Clorox Co.	251,907
1,821	Kimberly-Clark Corp.	234,763
		486,670
	Independent Power and Renewable Electricity Producers—0.2%
3,515	Vistra Corp.	681,242
	Insurance—1.0%
1,618	Arch Capital Group Ltd.	147,319
8,024	Progressive Corp.	2,141,285
9,940	Ryan Specialty Holdings, Inc.	675,820
		2,964,424
	Interactive Media & Services—9.7%
95,502	Alphabet, Inc., Class A	16,830,317
15,500	Meta Platforms, Inc., Class A	11,440,395
6,615	TripAdvisor, Inc.*†	86,326
37,585	ZoomInfo Technologies, Inc.*	380,360
		28,737,398
	IT Services—1.5%
4,888	EPAM Systems, Inc.*	864,296
19,808	GoDaddy, Inc., Class A*	3,566,629
		4,430,925
	Life Sciences Tools and Services—0.3%
8,690	Illumina, Inc.*	829,113
	Machinery—0.8%
25,420	Allison Transmission Holdings, Inc.	2,414,646
	Personal Care Products—1.0%
35,572	Estee Lauder Cos., Inc., Class A	2,874,218
	Pharmaceuticals—0.7%
1,769	Eli Lilly & Co.	1,378,989
7,678	Merck & Co., Inc.	607,790
		1,986,779
	Professional Services—0.8%
10,050	Paycom Software, Inc.	2,325,570
	Semiconductors and Semiconductor Equipment—17.0%
45,880	Broadcom, Inc.	12,646,822
14,770	Enphase Energy, Inc.*	585,630
476	KLA Corp.	426,372
14,894	Marvell Technology, Inc.	1,152,796
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
166,195	NVIDIA Corp.	$26,257,148
2,245	Onto Innovation, Inc.*	226,588
27,426	QUALCOMM, Inc.	4,367,865
49,562	Teradyne, Inc.	4,456,615
		50,119,836
	Software—20.6%
10,639	Adobe, Inc.*	4,116,016
3,445	AppLovin Corp., Class A*	1,206,026
1,384	Atlassian Corp., Class A*	281,077
1,333	Autodesk, Inc.*	412,657
53,213	Fortinet, Inc.*	5,625,678
4,633	Gitlab, Inc., Class A*†	208,995
210	HubSpot, Inc.*	116,892
771	Intuit, Inc.	607,263
62,584	Microsoft Corp.	31,129,907
63,202	Nutanix, Inc., Class A*	4,831,161
4,215	Oracle Corp.	921,525
14,426	Palantir Technologies, Inc., Class A*	1,966,552
17,652	Palo Alto Networks, Inc.*	3,612,305
7,717	Salesforce, Inc.	2,104,349
789	ServiceNow, Inc.*	811,155
9,171	Zscaler, Inc.*	2,879,144
		60,830,702
	Specialty Retail—1.9%
143	AutoZone, Inc.*	530,849
21,763	Five Below, Inc.*	2,854,870
1,394	Murphy USA, Inc.	567,079
2,865	O'Reilly Automotive, Inc.*	258,223
2,508	TJX Cos., Inc.	309,713
2,043	Ulta Beauty, Inc.*	955,756
		5,476,490
	Technology Hardware, Storage & Peripherals—8.5%
104,906	Apple, Inc.	21,523,564
13,198	Dell Technologies, Inc., Class C	1,618,075
11,500	NetApp, Inc.	1,225,325
12,540	Pure Storage, Inc., Class A*	722,053
		25,089,017
	Textiles, Apparel and Luxury Goods—0.9%
17,975	Deckers Outdoor Corp.*	1,852,683
2,772	Lululemon Athletica, Inc.*	658,572
		2,511,255
	TOTAL COMMON STOCKS (Cost $202,489,182)	290,947,189

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Value (Note 1)
TOTAL INVESTMENTS, AT VALUE—98.7% (Cost $202,489,182)	$290,947,189
Other Assets in Excess of Liabilities—1.3%	3,825,788
NET ASSETS—100.0%	$294,772,977

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2025, the market value of the securities on loan was $1,207,176 (Note 1).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Value (Note 1)
	COMMON STOCKS—99.5%
	Aerospace & Defense—5.8%
4,573	AeroVironment, Inc.*	$1,303,076
67,001	ATI, Inc.*	5,784,866
8,871	BWX Technologies, Inc.	1,277,956
3,591	Curtiss-Wright Corp.	1,754,383
25,797	Hexcel Corp.	1,457,273
28,763	Kratos Defense & Security Solutions, Inc.*	1,336,042
		12,913,596
	Automobile Components—1.2%
7,047	LCI Industries	642,616
20,075	Modine Manufacturing Co.*	1,977,387
		2,620,003
	Banks—4.7%
33,631	Citizens Financial Group, Inc.	1,504,987
53,790	Eastern Bankshares, Inc.	821,373
81,956	First BanCorp	1,707,143
53,296	Hope Bancorp, Inc.	571,866
20,787	Pinnacle Financial Partners, Inc.	2,295,093
16,593	Popular, Inc.	1,828,715
14,314	Wintrust Financial Corp.	1,774,650
		10,503,827
	Biotechnology—4.9%
25,245	Bridgebio Pharma, Inc.*	1,090,079
31,493	Exact Sciences Corp.*	1,673,538
19,297	Insmed, Inc.*	1,942,050
11,653	Natera, Inc.*	1,968,658
18,107	Revolution Medicines, Inc.*	666,157
11,636	Ultragenyx Pharmaceutical, Inc.*	423,085
4,638	United Therapeutics Corp.*	1,332,729
29,204	Vericel Corp.*	1,242,630
22,013	Viking Therapeutics, Inc.*,†	583,345
		10,922,271
	Building Products—2.3%
27,673	Builders FirstSource, Inc.*	3,229,162
35,346	Trex Co., Inc.*	1,922,116
		5,151,278
	Capital Markets—1.6%
40,101	Carlyle Group, Inc.	2,061,191
66,545	DigitalBridge Group, Inc.	688,741
14,503	TPG, Inc.	760,682
		3,510,614
Shares		Value (Note 1)
	Chemicals—1.1%
12,539	Albemarle Corp.	$785,819
73,269	Aspen Aerogels, Inc.*	433,753
28,351	FMC Corp.	1,183,654
		2,403,226
	Commercial Services & Supplies—0.8%
105,912	ACV Auctions, Inc., Class A*	1,717,893
	Construction and Engineering—3.3%
9,430	AECOM	1,064,270
35,713	Granite Construction, Inc.	3,339,523
11,980	MasTec, Inc.*	2,041,751
2,700	Quanta Services, Inc.	1,020,816
		7,466,360
	Construction Materials—1.4%
15,990	Eagle Materials, Inc.	3,231,739
	Diversified Consumer Services—1.0%
77,665	KinderCare Learning Cos., Inc.*	784,416
46,443	Perdoceo Education Corp.	1,518,222
		2,302,638
	Diversified Telecommunication Services—0.5%
23,744	Cogent Communications Holdings, Inc.	1,144,698
	Electrical Equipment—3.6%
2,905	Hubbell, Inc.	1,186,431
20,136	NEXTracker, Inc., Class A*	1,094,794
13,098	Regal Rexnord Corp.	1,898,686
209,813	Shoals Technologies Group, Inc., Class A*	891,705
23,089	Vertiv Holdings Co., Class A	2,964,859
		8,036,475
	Electronic Equipment, Instruments & Components—6.9%
7,255	Belden, Inc.	840,129
22,081	Cognex Corp.	700,410
25,758	Coherent Corp.*	2,297,871
3,912	Fabrinet*	1,152,788
69,909	Flex Ltd.*	3,489,857

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
19,166	Jabil, Inc.	$4,180,105
10,783	Rogers Corp.*	738,420
21,040	Sanmina Corp.*	2,058,343
		15,457,923
	Energy Equipment and Services—1.0%
185,216	TETRA Technologies, Inc.*	622,326
33,396	Weatherford International PLC	1,680,153
		2,302,479
	Financial Services—0.5%
10,036	Euronet Worldwide, Inc.*	1,017,450
	Food Products—1.4%
59,603	Darling Ingredients, Inc.*	2,261,338
17,823	Lamb Weston Holdings, Inc.	924,122
		3,185,460
	Ground Transportation—3.2%
143,839	FTAI Infrastructure, Inc.	887,486
35,248	Knight-Swift Transportation Holdings, Inc.	1,559,019
86,347	RXO, Inc.*	1,357,375
26,693	XPO, Inc.*	3,371,059
		7,174,939
	Health Care Equipment and Supplies—6.6%
7,146	Align Technology, Inc.*	1,352,952
28,632	Cooper Cos., Inc.*	2,037,453
12,542	Inspire Medical Systems, Inc.*	1,627,575
9,708	Insulet Corp.*	3,050,059
13,162	iRhythm Technologies, Inc.*	2,026,422
18,841	Lantheus Holdings, Inc.*	1,542,324
28,797	Novocure Ltd.*	512,587
2,977	STERIS PLC	715,135
52,207	Tandem Diabetes Care, Inc.*	973,138
7,551	TransMedics Group, Inc.*,†	1,011,910
		14,849,555
	Health Care Providers and Services—1.0%
22,384	Acadia Healthcare Co., Inc.*	507,893
16,130	HealthEquity, Inc.*	1,689,779
		2,197,672
Shares		Value (Note 1)
	Health Care REITs—0.3%
26,762	Sila Realty Trust, Inc.	$633,457
	Hotels, Restaurants & Leisure—2.6%
77,871	Caesars Entertainment, Inc.*	2,210,758
23,011	DraftKings, Inc., Class A*	986,942
24,321	Planet Fitness, Inc., Class A*	2,652,205
		5,849,905
	Household Durables—0.3%
14,535	LGI Homes, Inc.*	748,843
	Industrial REITs—0.8%
82,858	LXP Industrial Trust	684,407
32,808	STAG Industrial, Inc.	1,190,274
		1,874,681
	Insurance—2.6%
5,550	Everest Group Ltd.	1,886,168
10,898	First American Financial Corp.	669,028
794	Markel Group, Inc.*	1,585,904
21,596	W.R. Berkley Corp.	1,586,658
		5,727,758
	Interactive Media & Services—0.5%
115,697	ZoomInfo Technologies, Inc.*	1,170,854
	IT Services—2.6%
10,010	EPAM Systems, Inc.*	1,769,968
103,524	Grid Dynamics Holdings, Inc.*	1,195,702
8,213	MongoDB, Inc.*	1,724,648
10,966	Okta, Inc.*	1,096,271
		5,786,589
	Leisure Products—0.4%
45,524	Mattel, Inc.*	897,733
	Life Sciences Tools and Services—2.1%
94,041	Avantor, Inc.*	1,265,792
7,440	Charles River Laboratories International, Inc.*	1,128,871
10,023	ICON PLC*	1,457,845
9,233	Revvity, Inc.	893,016
		4,745,524

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Machinery—1.9%
10,561	Chart Industries, Inc.*	$1,738,869
67,938	Symbotic, Inc.*,†	2,639,391
		4,378,260
	Marine Transportation—0.8%
16,272	Kirby Corp.*	1,845,408
	Media—1.4%
118,047	Integral Ad Science Holding Corp.*	980,971
85,885	Magnite, Inc.*	2,071,546
		3,052,517
	Metals and Mining—3.6%
21,820	Carpenter Technology Corp.	6,030,612
59,187	MP Materials Corp.*,†	1,969,151
		7,999,763
	Oil, Gas and Consumable Fuels—1.7%
41,635	Devon Energy Corp.	1,324,409
186,305	Permian Resources Corp.	2,537,474
		3,861,883
	Passenger Airlines—1.3%
41,465	Alaska Air Group, Inc.*	2,051,688
80,664	Sun Country Airlines Holdings, Inc.*	947,802
		2,999,490
	Pharmaceuticals—0.7%
64,495	Elanco Animal Health, Inc.*	920,989
5,687	Jazz Pharmaceuticals PLC*	603,504
		1,524,493
	Professional Services—4.8%
62,222	Amentum Holdings, Inc.*	1,469,062
2,563	CACI International, Inc., Class A*	1,221,782
7,790	Equifax, Inc.	2,020,492
29,139	KBR, Inc.	1,396,924
8,948	Paycom Software, Inc.	2,070,567
215,332	Planet Labs PBC*	1,313,525
15,491	TransUnion	1,363,208
		10,855,560
	Residential REITs—0.3%
41,653	Independence Realty Trust, Inc.	736,842
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—7.9%
423,114	indie Semiconductor, Inc., Class A*,†	$1,506,286
36,526	Lattice Semiconductor Corp.*	1,789,409
14,320	MACOM Technology Solutions Holdings, Inc.*	2,051,913
122,770	MaxLinear, Inc.*	1,744,561
10,908	MKS, Inc.	1,083,819
2,971	Monolithic Power Systems, Inc.	2,172,930
22,156	Qorvo, Inc.*	1,881,266
12,187	Silicon Motion Technology Corp., ADR	916,097
5,185	SiTime Corp.*	1,104,820
8,722	Teradyne, Inc.	784,282
55,277	Ultra Clean Holdings, Inc.*	1,247,602
9,360	Universal Display Corp.	1,445,745
		17,728,730
	Software—3.8%
20,771	Appian Corp., Class A*	620,222
23,122	Bill Holdings, Inc.*	1,069,624
11,560	Dolby Laboratories, Inc., Class A	858,446
10,632	Elastic NV*	896,596
6,774	Guidewire Software, Inc.*	1,594,938
1,482	HubSpot, Inc.*	824,926
12,533	Procore Technologies, Inc.*	857,508
1,830	Tyler Technologies, Inc.*	1,084,897
28,169	Unity Software, Inc.*	681,690
		8,488,847
	Technology Hardware, Storage & Peripherals—0.8%
32,256	Pure Storage, Inc., Class A*	1,857,300
	Trading Companies and Distributors—5.5%
52,425	FTAI Aviation Ltd.	6,030,972
20,810	GMS, Inc.*	2,263,087
293,949	MRC Global, Inc.*	4,030,041
		12,324,100
	TOTAL COMMON STOCKS (Cost $170,352,588)	223,198,633

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.0%
2,298,005	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,298,005)††	4.37%	$2,298,005
	TOTAL INVESTMENTS, AT VALUE—100.5% (Cost $172,650,593)		225,496,638
	Liabilities in Excess of Other Assets—(0.5)%		(1,088,155)
	NET ASSETS—100.0%		$224,408,483

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2025, the market value of the securities on loan was $4,670,209 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Value (Note 1)
	COMMON STOCKS—98.4%
	Aerospace & Defense—2.6%
4,400	General Dynamics Corp.	$1,283,304
700	Huntington Ingalls Industries, Inc.	169,022
3,000	L3Harris Technologies, Inc.	752,520
3,720	Lockheed Martin Corp.	1,722,881
3,700	Textron, Inc.	297,073
		4,224,800
	Air Freight and Logistics—0.2%
2,400	Expeditors International of Washington, Inc.	274,200
	Automobile Components—0.1%
3,600	BorgWarner, Inc.	120,528
	Automobiles—1.0%
68,900	Ford Motor Co.	747,565
18,100	General Motors Co.	890,701
		1,638,266
	Banks—14.9%
96,100	Bank of America Corp.	4,547,452
22,900	Citigroup, Inc.	1,949,248
5,800	Citizens Financial Group, Inc.	259,550
1,300	Comerica, Inc.	77,545
1,785	Commerce Bancshares, Inc.	110,973
700	Cullen/Frost Bankers, Inc.	89,978
1,800	East West Bancorp, Inc.	181,764
7,500	Fifth Third Bancorp	308,475
195	First Citizens BancShares, Inc., Class A	381,512
5,000	First Horizon Corp.	106,000
18,900	Huntington Bancshares, Inc.	316,764
30,200	JPMorgan Chase & Co.	8,755,282
1,800	M&T Bank Corp.	349,182
5,300	PNC Financial Services Group, Inc.	988,026
12,000	Regions Financial Corp.	282,240
12,800	Truist Financial Corp.	550,272
15,200	U.S. Bancorp	687,800
2,300	Webster Financial Corp.	125,580
45,300	Wells Fargo & Co.	3,629,436
1,200	Zions Bancorp NA	62,328
		23,759,407
	Beverages—1.3%
1,300	Coca-Cola Consolidated, Inc.	145,145
24,000	Keurig Dr. Pepper, Inc.	793,440
3,300	Molson Coors Beverage Co., Class B	158,697
7,400	PepsiCo, Inc.	977,096
		2,074,378
Shares		Value (Note 1)
	Biotechnology—4.7%
13,300	AbbVie, Inc.	$2,468,746
8,200	Amgen, Inc.	2,289,522
3,700	Exelixis, Inc.*	163,078
18,600	Gilead Sciences, Inc.	2,062,182
2,000	Halozyme Therapeutics, Inc.*	104,040
12,000	Roivant Sciences Ltd.*	135,240
700	United Therapeutics Corp.*	201,145
		7,423,953
	Broadline Retail—0.4%
8,100	eBay, Inc.	603,126
	Building Products—0.5%
1,500	Allegion PLC	216,180
4,100	Masco Corp.	263,876
1,800	Owens Corning	247,536
1,000	UFP Industries, Inc.	99,360
		826,952
	Capital Markets—6.9%
1,570	Ameriprise Financial, Inc.	837,956
10,600	Bank of New York Mellon Corp.	965,766
5,700	Carlyle Group, Inc.	292,980
4,600	Goldman Sachs Group, Inc.	3,255,650
3,500	Invesco Ltd.	55,195
3,300	Jefferies Financial Group, Inc.	180,477
24,000	Morgan Stanley	3,380,640
3,100	Northern Trust Corp.	393,049
3,300	Raymond James Financial, Inc.	506,121
2,000	SEI Investments Co.	179,720
4,600	State Street Corp.	489,164
1,400	Stifel Financial Corp.	145,292
3,000	T. Rowe Price Group, Inc.	289,500
		10,971,510
	Chemicals—1.2%
3,500	Axalta Coating Systems Ltd.*	103,915
2,900	CF Industries Holdings, Inc.	266,800
11,100	Corteva, Inc.	827,283
5,600	Mosaic Co.	204,288
4,000	PPG Industries, Inc.	455,000
		1,857,286
	Communications Equipment—2.5%
58,400	Cisco Systems, Inc.	4,051,792
	Construction and Engineering—0.2%
700	EMCOR Group, Inc.	374,423

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Construction Materials—0.7%
11,900	CRH PLC	$1,092,420
	Consumer Finance—0.3%
3,300	Ally Financial, Inc.	128,535
6,200	Synchrony Financial	413,788
		542,323
	Consumer Staples Distribution & Retail—1.3%
9,900	Albertsons Cos., Inc., Class A	212,949
3,400	Dollar Tree, Inc.*	336,736
11,700	Kroger Co.	839,241
8,600	Sysco Corp.	651,364
		2,040,290
	Containers and Packaging—0.3%
2,300	Crown Holdings, Inc.	236,854
1,600	Packaging Corp. of America	301,520
		538,374
	Distributors—0.3%
2,300	Genuine Parts Co.	279,013
4,600	LKQ Corp.	170,246
		449,259
	Diversified Consumer Services—0.1%
11,400	ADT, Inc.	96,558
2,200	H&R Block, Inc.	120,758
		217,316
	Diversified Telecommunication Services—4.0%
108,900	AT&T, Inc.	3,151,566
74,400	Verizon Communications, Inc.	3,219,288
		6,370,854
	Electric Utilities—2.4%
11,700	Duke Energy Corp.	1,380,600
4,100	Evergy, Inc.	282,613
9,400	FirstEnergy Corp.	378,444
3,300	NRG Energy, Inc.	529,914
3,152	OGE Energy Corp.	139,886
13,000	PPL Corp.	440,570
7,700	Southern Co.	707,091
		3,859,118
Shares		Value (Note 1)
	Electrical Equipment—0.2%
400	Acuity, Inc.	$119,336
1,200	Regal Rexnord Corp.	173,952
		293,288
	Electronic Equipment, Instruments & Components—0.1%
1,400	TD SYNNEX Corp.	189,980
	Energy Equipment and Services—0.6%
17,500	Baker Hughes Co.	670,950
6,800	TechnipFMC PLC	234,192
		905,142
	Entertainment—2.3%
29,400	Walt Disney Co.	3,645,894
	Financial Services—2.0%
7,200	Apollo Global Management, Inc.	1,021,464
8,800	Corebridge Financial, Inc.	312,400
900	Corpay, Inc.*	298,638
5,400	Equitable Holdings, Inc.	302,940
15,700	PayPal Holdings, Inc.*	1,166,824
700	Voya Financial, Inc.	49,700
		3,151,966
	Food Products—1.6%
1,900	Hormel Foods Corp.	57,475
1,100	Ingredion, Inc.	149,182
19,000	Kraft Heinz Co.	490,580
2,300	Lamb Weston Holdings, Inc.	119,255
21,200	Mondelez International, Inc., Class A	1,429,728
5,000	Tyson Foods, Inc., Class A	279,700
		2,525,920
	Gas Utilities—0.1%
1,600	National Fuel Gas Co.	135,536
	Ground Transportation—1.4%
33,100	CSX Corp.	1,080,053
3,700	Norfolk Southern Corp.	947,089
200	U-Haul Holding Co.*,†	12,112
3,100	U-Haul Holding Co. NV	168,547
		2,207,801
	Health Care Equipment and Supplies—1.4%
22,600	Medtronic PLC	1,970,042
3,500	Zimmer Biomet Holdings, Inc.	319,235
		2,289,277

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Health Care Providers and Services—5.3%
3,862	Cardinal Health, Inc.	$648,816
3,100	Cencora, Inc.	929,535
4,700	Cigna Group	1,553,726
20,100	CVS Health Corp.	1,386,498
1,300	DaVita, Inc.*	185,185
5,200	HCA Healthcare, Inc.	1,992,120
2,100	Henry Schein, Inc.*	153,405
1,500	Labcorp Holdings, Inc.	393,765
900	Molina Healthcare, Inc.*	268,110
2,300	Quest Diagnostics, Inc.	413,149
1,600	Tenet Healthcare Corp.*	281,600
1,200	Universal Health Services, Inc., Class B	217,380
		8,423,289
	Hotels, Restaurants & Leisure—0.4%
2,100	Expedia Group, Inc.	354,228
4,800	MGM Resorts International*	165,072
1,800	Wynn Resorts Ltd.	168,606
		687,906
	Household Durables—0.5%
30	NVR, Inc.*	221,570
4,300	PulteGroup, Inc.	453,478
1,600	Toll Brothers, Inc.	182,608
		857,656
	Household Products—0.5%
5,900	Kimberly-Clark Corp.	760,628
	Industrial Conglomerates—0.8%
8,500	3M Co.	1,294,040
	Insurance—8.2%
8,700	Aflac, Inc.	917,502
1,000	American Financial Group, Inc.	126,210
9,400	American International Group, Inc.	804,546
4,600	Arch Capital Group Ltd.	418,830
800	Assurant, Inc.	157,992
1,300	Axis Capital Holdings Ltd.	134,966
6,300	Chubb Ltd.	1,825,236
2,500	Cincinnati Financial Corp.	372,300
700	Everest Group Ltd.	237,895
3,500	Fidelity National Financial, Inc.	196,210
4,600	Hartford Insurance Group, Inc.	583,602
3,400	Loews Corp.	311,644
150	Markel Group, Inc.*	299,604
Shares		Value (Note 1)
	Insurance (Continued)
10,900	MetLife, Inc.	$876,578
4,000	Old Republic International Corp.	153,760
500	Primerica, Inc.	136,835
3,600	Principal Financial Group, Inc.	285,948
6,900	Progressive Corp.	1,841,334
4,800	Prudential Financial, Inc.	515,712
900	Reinsurance Group of America, Inc.	178,524
800	RenaissanceRe Holdings Ltd.	194,320
5,600	Travelers Cos., Inc.	1,498,224
2,700	Unum Group	218,052
5,975	W.R. Berkley Corp.	438,983
1,400	Willis Towers Watson PLC	429,100
		13,153,907
	Interactive Media & Services—0.1%
4,000	Match Group, Inc.	123,560
	IT Services—0.4%
8,700	Cognizant Technology Solutions Corp., Class A	678,861
	Leisure Products—0.1%
2,200	Hasbro, Inc.	162,404
	Machinery—4.1%
1,300	AGCO Corp.	134,108
1,400	Allison Transmission Holdings, Inc.	132,986
8,300	Caterpillar, Inc.	3,222,143
22,000	CNH Industrial NV	285,120
2,200	Cummins, Inc.	720,500
2,100	Donaldson Co., Inc.	145,635
1,800	Dover Corp.	329,814
900	Middleby Corp.*	129,600
2,000	Mueller Industries, Inc.	158,940
1,000	Oshkosh Corp.	113,540
9,222	PACCAR, Inc.	876,643
900	Snap-on, Inc.	280,062
		6,529,091
	Media—2.2%
2,300	Charter Communications, Inc., Class A*	940,263
55,800	Comcast Corp., Class A	1,991,502
5,000	Fox Corp., Class A	280,200
5,600	Interpublic Group of Cos., Inc.	137,088
6,700	News Corp., Class A	199,124
		3,548,177

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Value (Note 1)
	Metals and Mining—1.5%
19,600	Newmont Corp.	$1,141,896
4,100	Nucor Corp.	531,114
1,000	Reliance, Inc.	313,900
3,300	Steel Dynamics, Inc.	422,433
		2,409,343
	Multi-Utilities—0.9%
3,700	DTE Energy Co.	490,102
8,000	Public Service Enterprise Group, Inc.	673,440
2,100	WEC Energy Group, Inc.	218,820
		1,382,362
	Oil, Gas and Consumable Fuels—4.8%
8,500	Antero Midstream Corp.	161,075
22,169	Chevron Corp.	3,174,379
9,600	EOG Resources, Inc.	1,148,256
3,300	HF Sinclair Corp.	135,564
36,300	Kinder Morgan, Inc.	1,067,220
4,600	Ovintiv, Inc.	175,030
7,200	Phillips 66	858,960
4,200	Range Resources Corp.	170,814
5,500	Valero Energy Corp.	739,310
		7,630,608
	Passenger Airlines—0.8%
9,700	Delta Air Lines, Inc.	477,046
10,100	Southwest Airlines Co.†	327,644
5,800	United Airlines Holdings, Inc.*	461,854
		1,266,544
	Personal Care Products—0.3%
24,600	Kenvue, Inc.	514,878
	Pharmaceuticals—3.7%
1,000	Jazz Pharmaceuticals PLC*	106,120
38,200	Johnson & Johnson	5,835,050
		5,941,170
	Professional Services—0.4%
400	CACI International, Inc., Class A*	190,680
2,900	Genpact Ltd.	127,629
2,299	Leidos Holdings, Inc.	362,690
		680,999
	Real Estate Management and Development—0.1%
800	Jones Lang LaSalle, Inc.*	204,624
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—1.9%
19,400	QUALCOMM, Inc.	$3,089,644
	Software—0.3%
3,600	Dropbox, Inc., Class A*	102,960
10,900	Gen Digital, Inc.	320,460
		423,420
	Specialty Retail—2.8%
1,300	AutoNation, Inc.*	258,245
2,700	CarMax, Inc.*	181,467
900	Dick's Sporting Goods, Inc.	178,029
6,600	Gap, Inc.	143,946
500	Lithia Motors, Inc.	168,910
11,400	Lowe's Cos., Inc.	2,529,318
290	Murphy USA, Inc.	117,972
1,200	Penske Automotive Group, Inc.	206,172
800	Ulta Beauty, Inc.*	374,256
2,200	Williams-Sonoma, Inc.	359,414
		4,517,729
	Technology Hardware, Storage & Peripherals—0.7%
6,000	Dell Technologies, Inc., Class C	735,600
3,500	NetApp, Inc.	372,925
		1,108,525
	Textiles, Apparel and Luxury Goods—0.2%
1,300	Lululemon Athletica, Inc.*	308,854
	Tobacco—1.1%
29,700	Altria Group, Inc.	1,741,311
	Trading Companies and Distributors—0.7%
1,180	United Rentals, Inc.	889,012
900	WESCO International, Inc.	166,680
		1,055,692
	TOTAL COMMON STOCKS (Cost $121,519,788)	157,150,601
	EXCHANGE-TRADED FUND—1.0%
8,200	iShares Russell 1000 Value ETF (Cost $1,557,674)†	1,592,686

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.7%
1,072,774	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,072,774)††	4.37%	$1,072,774
	TOTAL INVESTMENTS, AT VALUE—100.1% (Cost $124,150,236)		159,816,061
	Liabilities in Excess of Other Assets—(0.1)%		(135,404)
	NET ASSETS—100.0%		$159,680,657

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2025, the market value of the securities on loan was $1,438,873 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2025

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$190,082,858	$290,947,189	$225,496,638	$159,816,061
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	87,853,040	—	—	—
Cash (Note 1)	768,931	2,891,884	1,898,258	814,780
Cash denominated in foreign currencies****	1,366,787	—	—	—
Receivable from:
Securities sold	39,971	—	133,193	38,769
Capital stock subscriptions	1,092,673	1,249,684	61,639	85,022
Dividends and interest	998,861	45,731	113,495	139,618
Dividend tax reclaim receivable	520,988	—	—	—
Prepaid expenses	19,145	22,711	17,789	12,072
Total assets	282,743,254	295,157,199	227,721,012	160,906,322
Liabilities:
Payable for:
Capital stock redemptions	1,652,471	199,931	101,600	36,021
Securities purchased	682,266	—	666,288	—
Investment Adviser, net (Note 2)	67,524	97,405	146,441	54,929
Payable upon return of securities loaned (Note 1)	4,723,995	—	2,298,005	1,072,774
Accrued expenses and other liabilities	147,839	86,886	100,195	61,941
Total liabilities	7,274,095	384,222	3,312,529	1,225,665
Net assets	$275,469,159	$294,772,977	$224,408,483	$159,680,657
Net assets consist of:
Paid-in capital	$265,960,443	$150,228,995	$163,615,301	$115,683,201
Accumulated earnings (losses)	9,508,716	144,543,982	60,793,182	43,997,456
Net assets	$275,469,159	$294,772,977	$224,408,483	$159,680,657
Shares outstanding#	16,961,122	8,263,941	8,945,203	9,689,306
Net asset value, offering price and redemption price per share	$16.24	$35.67	$25.09	$16.48
* Cost of investments	$145,983,478	$202,489,182	$172,650,593	$124,150,236
** Includes securities on loan with market values of	$13,563,346	$1,207,176	$4,670,209	$1,438,873
*** Cost of affiliated investment	$68,668,688	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$1,355,581	$—	$—	$—
**** Spot Contracts App/Dep	$169	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share for each Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2025

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$4,358,492	$739,918	$722,945	$1,938,128
Dividends-Affiliated	148,649	—	—	—
Securities lending income, net of rebates received or paid to borrowers	19,588	17	18,081	59
Total investment income	4,526,729	739,935	741,026	1,938,187
Expenses:
Investment advisory fee (Note 2)	391,266	711,037	857,704	330,902
Custody fees	78,145	19,478	26,928	11,635
Fund accounting fees	67,105	46,891	41,541	28,734
Administration fees	47,279	52,765	46,031	32,217
Professional fees	27,819	27,882	25,945	21,685
Directors' fees and expenses	25,119	29,488	23,479	13,891
Compliance expenses	13,429	15,394	11,974	7,083
Transfer agent fees	10,062	9,669	11,436	8,765
Printing and shareholder reporting	5,911	10,732	5,387	3,727
Other	22,475	25,229	21,191	13,535
Total expenses	688,610	948,565	1,071,616	472,174
Net investment income (loss)	3,838,119	(208,630)	(330,590)	1,466,013
Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investment transactions	2,667,851	56,530,985	16,488,150	7,156,842
Affiliated investment transactions	722,214	—	—	—
Foreign currency transactions	134,631	—	—	—
Net realized gain	3,524,696	56,530,985	16,488,150	7,156,842
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	26,644,123	(31,649,369)	(11,074,146)	65,651
Affiliated investments	8,770,786	—	—	—
Foreign currency translation	84,334	—	—	—
Net change in unrealized appreciation (depreciation)	35,499,243	(31,649,369)	(11,074,146)	65,651
Net realized and unrealized gain	39,023,939	24,881,616	5,414,004	7,222,493
Net increase in net assets resulting from operations	$42,862,058	$24,672,986	$5,083,414	$8,688,506
* Net of foreign taxes withheld of:	$467,837	$18,192	$11,082	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$3,838,119	$6,453,951	$(208,630)	$(1,114,123)
Net realized gain on investments and foreign currency transactions	3,524,696	1,679,297	56,530,985	30,578,056
Net change in unrealized appreciation (depreciation) on investments and foreign currency	35,499,243	1,147,585	(31,649,369)	30,953,950
Net increase in net assets resulting from operations	42,862,058	9,280,833	24,672,986	60,417,883
Distributions to shareholders	—	(7,353,403)	(3,367,125)	(26,279,948)
Total distributions to shareholders	—	(7,353,403)	(3,367,125)	(26,279,948)
Fund share transactions (Note 4):
Proceeds from shares sold	14,494,250	31,729,514	9,016,957	18,833,709
Value of shares issued on reinvestment of distributions	—	7,353,403	3,367,125	26,279,948
Value of shares redeemed	(31,220,018)	(24,387,415)	(21,001,741)	(39,266,379)
Net increase (decrease) in net assets resulting from Fund share transactions	(16,725,768)	14,695,502	(8,617,659)	5,847,278
Total change in net assets	26,136,290	16,622,932	12,688,202	39,985,213
Net assets:
Beginning of period	249,332,869	232,709,937	282,084,775	242,099,562
End of period	$275,469,159	$249,332,869	$294,772,977	$282,084,775

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(330,590)	$(681,464)	$1,466,013	$2,866,560
Net realized gain on investments and foreign currency transactions	16,488,150	16,937,294	7,156,842	13,261,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,074,146)	4,671,894	65,651	8,541,826
Net increase in net assets resulting from operations	5,083,414	20,927,724	8,688,506	24,670,231
Distributions to shareholders	—	(20,748,052)	(951,208)	(15,194,607)
Total distributions to shareholders	—	(20,748,052)	(951,208)	(15,194,607)
Fund share transactions (Note 4):
Proceeds from shares sold	8,403,937	30,755,583	6,479,496	11,624,277
Value of shares issued on reinvestment of distributions	—	20,748,052	951,208	15,194,607
Value of shares redeemed	(21,076,437)	(47,637,442)	(9,779,923)	(17,231,497)
Net increase (decrease) in net assets resulting from Fund share transactions	(12,672,500)	3,866,193	(2,349,219)	9,587,387
Total change in net assets	(7,589,086)	4,045,865	5,388,079	19,063,011
Net assets:
Beginning of period	231,997,569	227,951,704	154,292,578	135,229,567
End of period	$224,408,483	$231,997,569	$159,680,657	$154,292,578
The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$13.71		$13.59	$12.06	$14.45	$13.33	$12.42
Income from investment operations:
Net investment income‡	0.22		0.37	0.37	0.37	0.32	0.20
Net realized and unrealized gain (loss) on investments	2.31		0.17	1.56	(2.41)	1.15	0.90
Total from investment operations	2.53		0.54	1.93	(2.04)	1.47	1.10
Less distributions to shareholders:
From net investment income	—		(0.42)	(0.40)	(0.35)	(0.35)	(0.19)
From return of capital	—		—	—	—	(0.00)†	—
Total distributions	—		(0.42)	(0.40)	(0.35)	(0.35)	(0.19)
Net asset value, end of period	$16.24		$13.71	$13.59	$12.06	$14.45	$13.33
Total Return+	18.45	%*	3.96%	16.00%	(14.16)%	11.05%	8.90%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$275,469		$249,333	$232,710	$206,628	$243,721	$209,926
Net expenses to average daily net assets•	0.54	%**	0.59%	0.57%	0.56%	0.57%	0.62%
Net investment income to average daily net assets•	3.01	%**	2.62%	2.82%	2.89%	2.20%	1.77%
Gross expenses, before any expense waiver/reimbursement, to average daily net assets•	N/A		0.61%	0.65%	0.63%	0.58%	0.65%
Portfolio turnover rate	5	%*	21%	23%	18%	9%	10%

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$33.11		$29.06	$23.19	$33.87	$33.48	$29.33
Income from investment operations:
Net investment loss‡	(0.02)		(0.14)	(0.07)	(0.05)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	2.99		7.58	7.48	(8.58)	7.32	8.46
Total from investment operations	2.97		7.44	7.41	(8.63)	7.18	8.34
Less distributions to shareholders:
From net realized capital gains	(0.41)		(3.39)	(1.54)	(2.05)	(6.79)	(4.19)
Net asset value, end of period	$35.67		$33.11	$29.06	$23.19	$33.87	$33.48
Total Return+	9.04	%*	25.50%	32.04%	(25.41)%	21.49%	28.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$294,773		$282,085	$242,100	$201,244	$273,085	$236,022
Net expenses to average daily net assets	0.70	%**	0.74%	0.77%	0.76%	0.75%	0.78%
Net investment loss to average daily net assets	(0.15	)%**	(0.40)%	(0.26)%	(0.19)%	(0.37)%	(0.38)%
Portfolio turnover rate	84	%*, ☼	41%	32%	37%	32%	31%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

☼  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$24.58		$24.43	$21.14	$28.30	$28.77	$25.05
Income from investment operations:
Net investment loss‡	(0.04)		(0.07)	(0.07)	(0.08)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	0.55		2.49	5.06	(5.11)	5.24	4.35
Total from investment operations	0.51		2.42	4.99	(5.19)	5.09	4.31
Less distributions to shareholders:
From net investment income	—		(0.53)	(0.11)	—	—	—
From net realized capital gains	—		(1.74)	(1.59)	(1.97)	(5.56)	(0.59)
Total distributions	—		(2.27)	(1.70)	(1.97)	(5.56)	(0.59)
Net asset value, end of period	$25.09		$24.58	$24.43	$21.14	$28.30	$28.77
Total Return+	2.07	%*	9.94%	23.56%	(18.14)%	17.74%	17.73%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$224,408		$231,998	$227,952	$188,030	$232,758	$214,291
Net expenses to average daily net assets•	1.01	%**	0.98%	1.02%	1.05%	1.04%	1.10%
Net investment loss to average daily net assets•	(0.31	)%**	(0.29)%	(0.28)%	(0.34)%	(0.46)%	(0.19)%
Portfolio turnover rate	18	%*	36%	31%	27%	38%	32%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of period	$15.68		$14.67	$14.15	$15.39	$12.02	$12.80
Income from investment operations:
Net investment income‡	0.15		0.32	0.31	0.31	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.75		2.40	0.75	(0.55)	3.37	(0.66)
Total from investment operations	0.90		2.72	1.06	(0.24)	3.61	(0.43)
Less distributions to shareholders:
From net investment income	—		(0.32)	(0.32)	(0.31)	(0.24)	(0.22)
From net realized capital gains	(0.10)		(1.39)	(0.22)	(0.69)	—	(0.13)
Total distributions	(0.10)		(1.71)	(0.54)	(1.00)	(0.24)	(0.35)
Net asset value, end of period	$16.48		$15.68	$14.67	$14.15	$15.39	$12.02
Total Return+	5.76	%*	18.63%	7.61%	(1.45)%	30.01%	(3.16)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$159,681		$154,293	$135,230	$131,956	$135,006	$97,885
Net expenses to average daily net assets•	0.61	%**	0.63%	0.65%	0.63%	0.65%	0.68%
Net investment income to average daily net assets•	1.91	%**	1.94%	2.21%	2.08%	1.67%	2.09%
Gross expenses, before any expense waiver/reimbursement, to average daily net assets•	N/A		N/A	N/A	N/A	N/A	0.72%
Portfolio turnover rate	36	%*	48%	48%	48%	61%	157%☼

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above ratios.

☼  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2025, the Corporation consisted of three separate diversified investment portfolios: M International Equity Fund, M Capital Appreciation Fund and M Large Cap Value Fund; and one non-diversified investment portfolio: M Large Cap Growth Fund (each singularly a "Fund" or collectively the "Funds"); each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

The Fund's investment objective is to seek long-term capital appreciation. To achieve the Fund's investment objective, Dimensional Fund Advisors LP ("Dimensional") implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund's design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of the Fund, Dimensional defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the DFA Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"or the "DFA Portfolio"). The Underlying Fund is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this semi- annual report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

Dimensional may also increase or reduce the Fund's exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company's price momentum, short-run reversals, and investment characteristics. In assessing a company's investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company's investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets. This exposure is achieved through the Fund's investment in the DFA Portfolio. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

As of May 1, 2025, Federated MDTA LLC ("Federated") replaced DSM Capital Partners LLC ("DSM") as the Sub-Adviser for the M Large Cap Growth Fund. Information prior to May 1, 2025, relates to when DSM was the Sub-Adviser for the Fund.

Effective May 1, 2025, the Fund's investment objective is to seek long-term capital appreciation. M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S.large capitalization ("large-cap") securities. The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment strategy of Federated, the Fund's sub-adviser, utilizes a large-cap growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. Federated considers a company to be large-cap if it falls within the market capitalization range of the Russell 1000® Growth Index. As the Fund's sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare. As of June 30, 2025, companies in the Russell 1000® Growth Index ranged in market capitalization from $1.6 billion to $3.9 trillion.

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The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Federated implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large-cap securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

M Capital Appreciation Fund

The Fund's investment objective is to seek long-term capital appreciation. M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of June 30, 2025, the market capitalization range of companies in the Russell 2500® Index was between approximately $70.7 million and $23.9 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

The Fund's investment objective is to seek long-term capital appreciation. M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of June 30, 2025, the market capitalization range of companies

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in the Russell 1000® Index was between approximately $831 million to $3.9 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

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1.  Significant Accounting Policies (Continued)

at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Security prices are generally provided by an independent pricing service approved by the Board of Directors (the "Board") each business day on which the share price of the Funds are calculated.

Equity securities and other similar investments traded on a recognized securities exchange are valued at the last sale price or closing price, as applicable, on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments are valued at the most recent bid price. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Board has designated M Financial Investment Advisers, Inc. ("MFIA" or the "Adviser"), the investment adviser to the Funds, as the Funds' valuation designee with responsibility for establishing fair value in accordance with the Corporation's valuation policy when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Corporation's valuation policy is intended to result in a calculation of each Fund's net asset value that fairly reflects security values as of the time of pricing, the Corporation cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

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1.  Significant Accounting Policies (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

As of June 30, 2025, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund investments were all classified as Level 1.

The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the M International Equity Fund investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$391,690	$10,949,076	$—	$11,340,766
Austria	—	1,357,090	—	1,357,090
Belgium	—	1,796,336	—	1,796,336
Canada	21,283,013	—	23	21,283,036
Denmark	—	4,353,926	—	4,353,926

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1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Finland	$86,765	$2,743,938	$—	$2,830,703
France	47,957	14,989,985	—	15,037,942
Germany	166,258	14,245,437	—	14,411,695
Hong Kong	281	3,015,107	—	3,015,388
Ireland	—	545,389	—	545,389
Israel	169,950	2,291,749	—	2,461,699
Italy	57,554	6,549,409	—	6,606,963
Japan	27,071	39,337,017	—	39,364,088
Netherlands	181,195	6,226,783	—	6,407,978
New Zealand	—	537,713	—	537,713
Norway	24,082	1,697,146	—	1,721,228
Portugal	—	569,645	—	569,645
Singapore	—	1,929,797	—	1,929,797
South Africa	29,649	81,525	—	111,174
Spain	140,712	4,790,434	—	4,931,146
Sweden	—	5,405,872	—	5,405,872
Switzerland	1,396,985	14,207,584	—	15,604,569
United Kingdom	1,538,650	21,160,107	—	22,698,757
United States	—	144,229	—	144,229
Total Common Stocks	25,541,812	158,925,294	23	184,467,129
Affiliated Investment Company
United States	87,853,040	—	—	87,853,040
Warrants
Canada	—	—	—	—
Preferred Stocks
Germany	—	813,155	—	813,155
Italy	—	78,579	—	78,579
Total Preferred Stock	—	891,734	—	891,734
Short-Term Investments	4,723,995	—	—	4,723,995
Total Investments, at Value	118,118,847	159,817,028	23	277,935,898
Total	$118,118,847	$159,817,028	$23	$277,935,898

The M International Equity Fund did not have any transfers in or out of Level 3 of the fair value hierarchy during the period ended June 30, 2025. The value of Level 3 securities is not material to the Fund and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

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1.  Significant Accounting Policies (Continued)

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a Fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation are based on average net assets of each Fund or another reasonable basis.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the Financial Highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The cash collateral received is recorded on a lending Fund's Statement of Assets and Liabilities, along with the related obligation to return the cash collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided

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1.  Significant Accounting Policies (Continued)

that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent.

The following table presents the gross amount of recognized liabilities for securities lending transactions and the remaining contractual maturity of the invested cash collateral received for securities on loan as of June 30, 2025.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Money Market Fund	$4,723,995	$—	$—	$—	$4,723,995
M Capital Appreciation Fund	Money Market Fund	2,298,005	—	—	—	2,298,005
M Large Cap Value Fund	Money Market Fund	1,072,774	—	—	—	1,072,774

In addition, the Funds received cash and non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge as follows:

Fund	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$4,532,338	$4,723,995	$9,031,009	$9,672,586
M Large Cap Growth Fund	—	—	1,207,176	1,232,634
M Capital Appreciation Fund	2,268,700	2,298,005	2,401,509	2,460,891
M Large Cap Value Fund	1,056,224	1,072,774	382,649	395,395

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds

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1.  Significant Accounting Policies (Continued)

recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2025, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for tax returns of the prior years ended December 2021 through December 2024. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Funds are exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

2.  Advisory Fee and Other Transactions with Affiliates and Related Parties

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser, a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund*	0.45% on the first $100 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

*  As of May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund. Prior to May 1, 2025, the advisory fee of the Fund was 0.65% on the first $50 million, 0.60% on the next $50 million, and 0.55% on the amounts thereafter.

The Adviser has engaged Dimensional, Federated, Frontier, and Brandywine to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively. Federated replaced DSM as the sub-adviser for the M Large Cap Growth Fund effective May 1, 2025.

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2.  Advisory Fee and Other Transactions with Affiliates and Related Parties (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter

Sub-Adviser shall not receive any sub-advisory fee for its sub-advisory services to the M International Equity Fund with respect to assets of the M International Equity Fund invested in any other mutual fund advised by the Sub-Adviser, nor shall such assets count towards the application of the $100 million breakpoint.

M Large Cap Growth Fund*	0.30% on the first $100 million
0.25% on the amounts thereafter
M Capital Appreciation Fund	0.70% on the first $125 million
0.60% on the amounts thereafter
M Large Cap Value Fund	0.28%

*  As of May 1, 2025, Federated replaced DSM as the Sub-Adviser for the M Large Cap Growth Fund. Prior to May 1, 2025, the fee payable to the Sub-Adviser for the Fund was 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the amounts thereafter.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides chief compliance officer and anti-money laundering officer services to the Funds pursuant to a written agreement with the Corporation on behalf of the Funds. The Funds have agreed to pay ACA Group an annual base fee and annual per fund fees. In addition, ACA Group is reimbursed for certain expenses incurred in performing these services on behalf of the Funds. Total fees and expenses paid by the Funds to ACA Group pursuant to this agreement is recorded as "Compliance expenses" in the Funds' Statements of Operations.

The Corporation pays no compensation directly to its officers or Interested Directors. The Corporation pays each Director who is not an "interested person" within the meaning of the Investment Company Act of 1940 (the "Independent Directors"), $2,000 per meeting of the Board that he or she attends. The Corporation pays each Independent Director an annual retainer of $26,500. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $2,000 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000.

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2.  Advisory Fee and Other Transactions with Affiliates and Related Parties (Continued)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The DFA Portfolio is an affiliate of the M International Equity Fund as of June 30, 2025, and is included in the Fund's Schedule of Investments. During the six months ended June 30, 2025, purchases and sales transactions, income earned from investments and shares held of the DFA Portfolio in the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Value, End of Year	Dividend Income	Shares, End of Period
DFA Emerging Markets Core Equity Portfolio	$79,741,628	$4,218,412	$(5,600,000)	$722,214	$8,770,786	$87,853,040	$148,649	3,344,235

The DFA Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio, including its portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2025, the percentage of M International Equity Fund net assets invested in the DFA Portfolio was 31.9%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2025, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$13,399,163	$26,097,944
M Large Cap Growth Fund	230,617,003	245,961,699
M Capital Appreciation Fund	39,461,033	62,670,861
M Large Cap Value Fund	56,084,466	57,434,928

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4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Shares sold	984,259	2,258,651	274,532	551,512
Distributions reinvested	—	535,589	99,121	785,929
Shares redeemed	(2,210,879)	(1,732,244)	(628,090)	(1,150,948)
Net increase (decrease)	(1,226,620)	1,061,996	(254,437)	186,493
Fund Shares:
Beginning of period	18,187,742	17,125,746	8,518,378	8,331,885
End of period	16,961,122	18,187,742	8,263,941	8,518,378
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Shares sold	374,777	1,152,884	403,940	718,366
Distributions reinvested	—	846,859	59,712	970,856
Shares redeemed	(868,792)	(1,891,096)	(611,975)	(1,070,338)
Net increase (decrease)	(494,015)	108,647	(148,323)	618,884
Fund Shares:
Beginning of period	9,439,218	9,330,571	9,837,629	9,218,745
End of period	8,945,203	9,439,218	9,689,306	9,837,629

5.  Financial Instruments

Foreign Investments and Foreign Currency

The Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at current exchange rates each business day. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions

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5.  Financial Instruments (Continued)

and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received.

The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Funds do not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Additional Market Disruption Risk

Financial and securities markets are volatile and may be affected by political, regulatory, social, economic and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of the Funds and their investments. Different sectors of the market, issuers, and security types may react differently to such developments.

The current political climate has intensified concerns about trade tariffs and a potential trade war between the U.S. and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.

In late February 2022, Russia launched a large-scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications ("SWIFT"), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia's government, companies and certain individuals; weaken the value of the ruble; downgrade the country's credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have divested interests or otherwise curtailed business dealings with certain Russian businesses. Countermeasures or retaliatory actions by Russia may further impair the value and liquidity of Russian securities. The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund's investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the World, which may negatively impact such countries and the companies in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the World, including in the United States and Europe.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and any future sanctions, market disruptions and volatility, the potential for wider conflict, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on Fund performance and the value and liquidity of an investment in the Fund, particularly with respect to Russian exposure.

Beginning in October 2023, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund's performance and ability to achieve its investment objective. The extent of any market disruptions are impossible to predict, but could be substantial.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2025 John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. each owned 5% or more of the Funds' shares, and they may be deemed to be a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2025, the 5% ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.
M International Equity Fund	35.29%	50.95%
M Large Cap Growth Fund	47.79%	38.44%
M Capital Appreciation Fund	48.32%	37.24%
M Large Cap Value Fund	49.67%	36.79%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2025, cost, gross unrealized appreciation, and gross unrealized depreciation for investments on a federal income tax basis were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$216,791,313	$70,123,598	$(8,979,013)	$61,144,585
M Large Cap Growth Fund	202,602,290	90,566,074	(2,221,175)	88,344,899
M Capital Appreciation Fund	179,864,167	69,186,777	(23,554,306)	45,632,471
M Large Cap Value Fund	124,503,738	37,027,202	(1,714,879)	35,312,323

8.  New Accounting Pronouncements

Operating Segments

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Corporation's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Corporation's Adviser acts as the Corporation's CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund's long-term strategic asset allocation which is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within the Corporation's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as "total assets", and significant segment expenses are listed on the accompanying Statements of Operations.

Enhanced Income Tax Disclosures

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in ASU 2023-09 require that entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.  New Accounting Pronouncements (Continued)

and individual jurisdictions (when income taxes paid in individual jurisdictions are equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning in annual periods beginning after December 15, 2024. At this time, management is assessing the impact it will have on the Funds' December 31, 2025 annual financial statements

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

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SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Meeting Results

A Special Meeting of Shareholders of the Corporation (the "Shareholder Meeting") was held on January 21, 2025. The purpose of the Shareholder Meeting was to ask shareholders to approve a change in the M Large Cap Growth Fund's classification from a "diversified" fund to a "non-diversified" fund and remove the Fund's fundamental policy to operate as a diversified fund. The results of the votes of the Shareholder Meeting are as set forth below.

Votes Cast "For"	Votes Cast "Against"	Votes Cast "Abstain"
7,040,254	0	0

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

APPROVAL OF AN AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M LARGE CAP GROWTH FUND

The Board of Corporation including the Independent Directors, unanimously approved an amendment to the Investment Advisory Agreement (the "Amendment") between MFIA and the Corporation in connection with the change in sub-adviser of the M Large Cap Growth Fund at its meeting held on March 28, 2025. The terms of the Investment Advisory Agreement following the Amendment were substantially similar to those under the previous Investment Advisory Agreement, except that: (i) the advisory fee for the M Large Cap Growth Fund decreased due to the change in sub-adviser; and (ii) the date of the Amendment is different. The Amendment provides that the M Large Cap Growth Fund shall compensate the Adviser at the annual rate of 0.45% on the first $100 million and 0.40% on the amounts thereafter. The Board considered information provided by the Adviser earlier in the meeting. In considering whether to approve the Amendment, the Board, including the Independent Directors, noted that the factors for the approval of the Amendment were discussed in detail in connection with the approval of the continuation of the Investment Advisory Agreement. The Board noted that the considerations in connection with the approval of the Amendment were the same.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, the Board concluded that it was fair and reasonable and in the best interests of the M Large Cap Growth Fund's shareholders to approve the Amendment. The Board also determined that the terms of the Amendment were fair and reasonable with respect to the M Large Cap Growth Fund.

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M LARGE CAP GROWTH FUND

The Board approved a new Sub-Advisory Agreement with Federated MDTA LLC ("Federated"), on behalf of the M Large Cap Growth Fund at its meeting held on March 28, 2025 (the "New Sub-Advisory Agreement"). The Board considered the New Sub-Advisory Agreement in connection with a change in the sub-adviser for the M Large Cap Growth Fund from DSM Capital Partners LLC ("DSM") to Federated. In considering whether to approve the New Sub-Advisory Agreement, the Board noted that the Adviser was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interests of the M Large Cap Growth Fund and its shareholders. The Board also considered information provided by the Adviser and by Federated. In considering whether to approve the New Sub-Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Board, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature and Quality of Services. The Board reviewed in detail the capability, nature, extent and quality of the services to be provided by Federated under the terms of the New Sub-Advisory Agreement. The Board considered the experience of Federated as an investment manager. The Board also reviewed the personnel at Federated that would be responsible for providing sub-advisory services to the M Large Cap Growth Fund. The Board concluded that Federated had significant operational experience and the capability, resources and personnel

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necessary to manage the M Large Cap Growth Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

Compliance History. The Board considered the regulatory compliance history of Federated. It was noted that Federated maintains written policies and procedures that are designed to prevent violations of the federal securities laws. Federated certified that it has not had any material violations of its policies and procedures or its Code of Ethics for the two-year period ended December 31, 2024 and there are no pending inquiries by the SEC or any other regulatory agency. Based upon information provided to it, including insights from the meeting of the Corporation's Chief Compliance Officer and the Corporation's Administration Manager with Federated's compliance team, the Board concluded that it was satisfied with the adequacy of Federated's compliance program and that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance. The Board considered the information about the performance of Federated's MDT Large Cap Growth Strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the Russell 1000 Growth Index. The strategy exceeded its benchmark for the one-, three-, and five-year time periods through December 31, 2024. The Board concluded that, relying on Federated's investment performance managing its equity strategy, Federated's previous investment performance has been satisfactory.

Advisory Fees. The Board considered the sub-advisory fees that would be payable to Federated and the total advisory fee payable by the Fund. The Board compared the level of the proposed advisory fee for the M Large Cap Growth Fund to those of other funds with similar strategies. The Board noted that the proposed total advisory fee for the M Large Cap Growth Fund includes 0.15% payable to MFIA as an Advisory fee; plus 0.30% payable to Federated on the first $100 million of assets under management; plus 0.25% payable to Federated on amounts exceeding $100 million. The Board considered that MFIA is unaware of any "fall-out" or collateral benefits to Federated, MFIA, or the Corporation that could result from the new sub-advisory relationship. The Board noted that Federated will engage in soft dollar transactions on behalf of the Fund. The Board further noted that the soft dollar credits generated by the Fund may potentially benefit it and/or other Federated accounts and vice versa. The Board concluded that the proposed sub-advisory fees payable to Federated were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the benefit to investors of economies of scale. The Board considered that Federated's fee decreases at certain breakpoints and, as M Large Cap Growth Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation. The Board concluded that these economies of scale benefit stockholders of the M Large Cap Growth Fund.

Brokerage Transactions. The Board considered Federated's intended brokerage selection process on behalf of the M Large Cap Growth Fund. The Board noted that Federated selects brokers based on a number of stated criteria and that all brokerage firms used by Federated must be approved in accordance with their policies and procedures.

Federated's internal policy requires it to conduct business with only those brokers and trading counterparties that have satisfied a robust credit approval process and have been deemed creditworthy to a sufficient standard. The Board noted that Federated intends to engage in soft dollar transactions on behalf of the M Large Cap Growth Fund. The Board noted that the M Large Cap Growth Fund's Chief Compliance Officer had reviewed Federated's written policies and procedures for fair trading and best execution. The Board concluded that it was satisfied with Federated's policies and procedures for brokerage selection and execution.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the M Large Cap Growth Fund's shareholders to approve the New Sub-Advisory Agreement.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Value Fund, and M Large Cap Growth Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors ("Dimensional"), Frontier Capital Management Company, LLC ("Frontier"), Brandywine Global Investment Management ("Brandywine"), and beginning on May 1, 2025, Federated, respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The Independent Directors meet with the entire Board and hold separate executive sessions to the extent that the Independent Directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 28, 2025, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with Dimensional, Frontier, and

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Brandywine. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history and legal proceedings; (4) the investment performance of each Fund, the Adviser, and each Sub-Adviser; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory or Sub-Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 28, 2025 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2024, the Adviser had approximately $930 million in assets under management, all of which were assets of the Corporation. The Adviser currently delegates the day-to-day management of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires, reporting significant changes and developments to the Board at least quarterly and conducts on-site due diligence meetings. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources, and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Dimensional was founded in 1981 and has managed the M International Equity Fund since December 2018. As of December 31, 2024, Dimensional had approximately $777 billion of assets under management. The Board noted that Dimensional uses a team approach in all business aspects. In accordance with the team approach, Dimensional investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that Dimensional's investment team has significant operational experience and the capability, resources, and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $10.7 billion in assets under management as of December 31, 2024. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts, and portfolio managers, and continues to provide high quality responsive service to MFIA's requests. A complete description of the services provided by Frontier and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Frontier has significant operational experience and the capability, resources, and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board noted that Brandywine was founded in 1986 and has managed the M Large Cap Value Fund since May 2020. Brandywine sub-advises 24 other mutual funds, 18 within a different investment strategy from the

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

M Large Cap Value Fund; the first beginning in 1998 and the most recent in 2024, and as of December 31, 2024, Brandywine had approximately $63.3 billion in assets under management. The Board noted that Brandywine uses a quantitative deselection process to eliminate companies based on certain metrics (valuation, price momentum, changes in outstanding shares) followed by a fundamental deselection process (litigation, risk, etc.) that results in a list of remaining stocks that are then weighted based on market cap and controlling overall portfolio risk. The Board concluded that Brandywine's investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2024. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted by example that Dimensional replaced Northern Cross as a sub-adviser to the International Equity Fund on December 12, 2018, Brandywine replaced AJO as a sub-adviser to the Large Cap Value Fund on May 1, 2020, and that Federated will replace DSM as a sub-adviser to the Large Cap Growth Fund on May 1, 2025. The Board further noted MFIA's active approach to evaluating each sub-advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that MFIA was appropriately managing each sub-advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, four-, five- and 10-year periods ended December 31, 2024 and for the period from the inception of each Fund through December 31, 2024.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by Dimensional. The Fund exceeded its benchmark, the MSCI AC World ex USA Index, for the three-, four-, and five-year periods ended December 31, 2024. The Fund lagged its benchmark for the one-, two-, and 10-year time periods ended December 31, 2024. For the first four years of the 10-year period, the Fund was managed by another sub-adviser. The Board concluded that it was satisfied with Dimensional's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the two-, three-, four-, and five-year periods ended December 31, 2024. The Fund lagged its benchmark for the one- and 10-year periods ended December 31, 2024. The Board concluded that it was satisfied with Frontier's investment performance.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

M Large Cap Value Fund

The Board considered the investment performance of M Large Cap Value Fund while it has been managed by Brandywine. The Fund exceeded its benchmark, the Russell 1000 Index, for the one-, two-, three-, four-, and five-year periods ended December 31, 2024, but lagged the benchmark for the 10-year period ended December 31, 2024. It was noted that for a portion of the five- and 10-year periods, the Fund was managed by another sub-adviser. The Board concluded that it is satisfied with Brandywine's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits to Adviser or the Corporation were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients, while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 1st quintile of its peer group. It was also noted that the Fund's effective advisory fee in 2024 was 0.31% of average daily net assets with 0.15% retained by MFIA and 0.16% paid to Dimensional as the Sub-Adviser. It was noted that Dimensional's sub-advisory fees are 0.25% on the first $100 million of assets and 0.20% on amounts over $100 million, excluding assets invested in other Dimensional managed mutual funds. The Board reviewed Dimensional's financial statements. The Board noted that no "fall-out" or collateral benefits to Dimensional, MFIA or the Corporation resulting from the sub-advisory relationship were reported. It was further noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that Dimensional's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's effective advisory fee in 2024 was 0.80% of average daily net assets with 0.15% retained by MFIA and 0.65% paid to Frontier as the Sub-Adviser. It was noted that Frontier's sub-advisory fees are 0.70% on the first $125 million of assets and 0.60% thereafter. It was further noted that the Fund's advisory fee and expenses ranked in the 3rd and 4th quintiles of its peer group, respectively, but still falls within a reasonable range of its peers. Frontier manages approximately 10 separate accounts in, including the Fund, within the capital appreciation strategy, and the fee paid by the Fund is lower than the standard fee charged by Frontier. The Board reviewed Frontier's financial statements. The Board noted that no "fall-out" or collateral benefits to Frontier, MFIA or the Corporation resulting from the sub-advisory

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board considered the advisory fees payable to Brandywine. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. The Board noted that the Fund's effective advisory fee in 2024 was 0.43% of average daily net assets, with 0.15% retained by MFIA and 0.28% paid to Brandywine as the Sub-Adviser. It was noted that the Fund's advisory fee and expenses ranked in the 1st and 2nd quintiles of its peer group, respectively. The Board reviewed the consolidated balance sheets of Brandywine's parent company, Franklin Templeton. The Board noted that no "fall-out" or collateral benefits to Brandywine, MFIA or the Corporation resulting from the sub-advisory relationship were reported; however, Brandywine does engage in soft dollar transactions on behalf of the Fund and other accounts. The Board concluded that Brandywine's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund and M Capital Appreciation Fund to Dimensional and Frontier, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Large Cap Value Fund to Brandywine do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that, to the extent that these economies of scale are experienced, they would benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information from the Broadridge 15(c) Report comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds. Based on the information provided by MFIA, the Board considered the types of expenses that were borne by the Funds. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that Dimensional selects brokers based on a number of stated criteria and that all brokers used by Dimensional must be approved in accordance with Dimensional's policies and procedures. Brokers are reviewed and approved by Dimensional at least annually by its investment committee. The Board noted that Dimensional does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Dimensional's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board considered brokerage arrangements by Frontier on behalf of the Fund. It was noted that additional detailed information regarding Frontier's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Frontier's 2024 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that Brandywine selects brokers based on a number of stated criteria and that all brokers used by Brandywine must be approved in accordance with Brandywine's policies and procedures. Brokers are reviewed and approved by Brandywine at least annually by its investment committee. It was noted that Brandywine maintains an approved list of brokers and Senior Investment Personnel may decide to suspend trading with a broker or remove a broker from the approved list for any reason. It was further noted that more detailed information regarding Brandywine's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Brandywine's 2024 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Brandywine's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with MFIA and the sub-advisory agreements with Dimensional, Frontier, and Brandywine.

M Fund, Inc.

OTHER INFORMATION (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-end Management Investment Companies is included as part of the Financial Statements in Item 7 under the heading "Supplemental Information."

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements in Item 7 under the heading "NOTES TO FINANCIAL STATEMENTS, 2. Advisory Fee and Other Transactions with Affiliates and Related Parties."

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements in Item 7 under the heading "Supplemental Information."

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 19(a)(3).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

    By: /s/ Robert Olson

Robert Olson

President/Principal Executive Officer

Date:    August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By:   /s/ Robert Olson

Robert Olson

President/Principal Executive Officer

Date:   August 22, 2025

    By: /s/ Troy Sheets

Troy Sheets

Treasurer/Principal Financial
and Accounting Officer

Date:    August 22, 2025